UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 92.0%
Financials — 15.9%
Berkshire Hathaway, Inc. — Class B*	770	$59,590
AON Corp.	1,134	58,174
Wells Fargo & Co.	1,872	52,528
Bank of New York Mellon Corp.	1,730	44,323
JPMorgan Chase & Co.	1,010	41,349
U.S. Bancorp	1,440	36,734
BB&T Corp.	1,335	35,831
W.R. Berkley Corp.	1,066	34,581
Hanover Insurance Group, Inc.	854	32,204
Allstate Corp.	770	23,508
American Financial Group, Inc.	620	22,128
Reinsurance Group of America, Inc. — Class A	233	14,180
Fifth Street Finance Corp.	990	11,484
Transatlantic Holdings, Inc.	200	9,802
RenaissanceRe Holdings Ltd.	140	9,793
Investors Real Estate Trust	900	7,794
Old National Bancorp	713	7,701
Employers Holdings, Inc.	459	7,698
Alleghany Corp.*	23	7,662
Associated Banc-Corp.	544	7,562
Ocwen Financial Corp.*	440	5,614
Endurance Specialty Holdings Ltd.	130	5,373
First Marblehead Corp.*	2,819	4,990

Total Financials		540,603

Industrials — 14.8%
Equifax, Inc.	3,165	109,889
United Technologies Corp.	630	55,761
Republic Services, Inc. — Class A	1,300	40,105
Babcock & Wilcox Co.*	1,218	33,751
Quanta Services, Inc.*	1,340	27,068
Parker Hannifin Corp.	252	22,615
GeoEye, Inc.*	600	22,440
URS Corp.*	500	22,370
General Cable Corp.*	510	21,716
USG Corp.*	1,454	20,850
FedEx Corp.	217	20,582
Covanta Holding Corp.	1,100	18,139
FTI Consulting, Inc.*	380	14,417
Insituform Technologies, Inc. — Class A*	680	14,260
Saia, Inc.*	712	12,068
Navigant Consulting, Inc.*	1,105	11,591
Orbital Sciences Corp.*	655	11,037
Force Protection, Inc.*	1,611	7,999
Trex Company, Inc.*	279	6,830
ICF International, Inc.*	199	5,051
United Stationers, Inc.	94	3,330
Insperity, Inc.	77	2,280

Total Industrials		504,149

Energy — 14.8%
Chevron Corp.	860	88,442
ConocoPhillips	960	72,182
Williams Companies, Inc.	2,260	68,365
Apache Corp.	400	49,356
Halliburton Co.	769	39,219
McDermott International, Inc.*	1,968	38,986
Chesapeake Energy Corp.	859	25,504
Global Industries Ltd.*	3,724	20,408
Plains Exploration & Production Co.*	500	19,060
Gulfport Energy Corp.*	640	19,002
SandRidge Energy, Inc.*	1,744	18,591
Exxon Mobil Corp.	190	15,462
Resolute Energy Corp.*	700	11,312
Goodrich Petroleum Corp.*	523	9,628
USEC, Inc.*	2,005	6,697

Total Energy		502,214

Information Technology — 11.9%
Computer Sciences Corp.	2,243	85,144
Western Union Co.	4,190	83,926
TE Connectivity Ltd.	2,152	79,108
IXYS Corp.*	3,224	48,295
Hewlett-Packard Co.	1,290	46,956
Maxwell Technologies, Inc.*	1,259	20,383
Power-One, Inc.*	2,092	16,945
Satyam Computer Services Ltd. ADR*	3,243	11,999
Symmetricom, Inc.*	1,825	10,640

Total Information Technology		403,396

Consumer Discretionary — 10.0%
Lowe’s Companies, Inc.	3,759	87,622
Time Warner, Inc.	2,087	75,904
Cabela’s, Inc.*	1,499	40,698
Best Buy Company, Inc.	800	25,128
Chico’s FAS, Inc.	1,200	18,276
Penn National Gaming, Inc.*	400	16,136
Maidenform Brands, Inc.*	537	14,853
Apollo Group, Inc. — Class A*	270	11,794
Brown Shoe Company, Inc.	1,063	11,321
Hanesbrands, Inc.*	300	8,565
DeVry, Inc.	140	8,278
Scholastic Corp.	300	7,980
Fortune Brands, Inc.	100	6,377
Jack in the Box, Inc.*	210	4,784
Fred’s, Inc. — Class A	200	2,886

Total Consumer Discretionary		340,602

Consumer Staples — 8.2%
Wal-Mart Stores, Inc.[1]	1,200	63,768
CVS Caremark Corp.	1,608	60,429
Kraft Foods, Inc. — Class A	1,100	38,753
Hormel Foods Corp.	1,258	37,501
Bunge Ltd.	425	29,304
JM Smucker Co.	381	29,123
Ralcorp Holdings, Inc.*	240	20,779

Total Consumer Staples		279,657

Health Care — 7.3%
Aetna, Inc.	1,449	63,886
Covidien plc	1,038	55,253
Hospira, Inc.*	619	35,073
Forest Laboratories, Inc.*	630	24,784
Mednax, Inc.*	324	23,390
UnitedHealth Group, Inc.	350	18,053
Medco Health Solutions, Inc.*	244	13,791
Hologic, Inc.*	399	8,048

All Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 92.0% (continued)
Health Care — 7.3% (continued)
Kindred Healthcare, Inc.*	235	$5,045

Total Health Care		247,323

Materials — 4.7%
Dow Chemical Co.	1,356	48,816
Bemis Company, Inc.	1,194	40,333
Louisiana-Pacific Corp.*	2,800	22,792
Owens-Illinois, Inc.*	770	19,874
Sonoco Products Co.	521	18,516
HB Fuller Co.	282	6,887
Zoltek Companies, Inc.*	224	2,359

Total Materials		159,577

Utilities — 3.3%
Edison International	1,680	65,100
Allete, Inc.	273	11,204
Great Plains Energy, Inc.	497	10,303
American Water Works Company, Inc.	300	8,835
Black Hills Corp.	290	8,726
MDU Resources Group, Inc.	273	6,142

Total Utilities		110,310

Telecommunication Services — 1.1%
Windstream Corp.	2,882	37,351

Total Common Stocks
(Cost $2,635,464)		3,125,182

EXCHANGE TRADED FUNDS† — 6.4%
iShares Russell 1000 Value Index Fund	1,300	$88,764
iShares S&P 500 Value Index Fund	1,100	68,200

iShares Russell Midcap Value Index Fund	1,300	62,075

Total Exchange Traded Funds
(Cost $197,435)		219,039

Total Long Investments — 98.4%
(Cost $2,832,899)		$3,344,221

	Contracts	Value
OPTIONS WRITTEN† — (0.1)%
Put Options on:
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	6	(2,040)

Total Options Written
( Premiums received $1,358)		(2,040)

Cash & Other Assets Less Liabilities — 1.7%		57,076

Total Net Assets — 100.0%		$3,399,257

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2011.

ADR	American Depositary Receipt

plc	Public Limited Company

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 93.2%
Industrials - 20.3%
Joy Global, Inc.[1,2]	4,500	$428,580
Trinity Industries, Inc.[1,2]	10,200	355,776
Lockheed Martin Corp.[1,2]	3,753	303,880
3M Co.	2,300	218,155
Boeing Co.	2,606	192,662
AO Smith Corp.[1,2]	4,200	177,660
Towers Watson & Co. — Class A1,2	2,200	144,562
General Electric Co. [1,2]	7,264	136,999
Danaher Corp.	2,146	113,717
Tyco International Ltd.	2,147	106,126
Alaska Air Group, Inc.*	1,533	104,949
Watts Water Technologies, Inc. — Class A1,2	2,800	99,148
Northrop Grumman Corp.[1,2]	1,100	76,285
Illinois Tool Works, Inc.	1,226	69,257
Con-way, Inc.[1,2]	1,700	65,977
Alamo Group, Inc.	1,927	45,670
Thermon Group Holdings, Inc.*	630	7,560
Huntington Ingalls Industries, Inc.*,1,2	183	6,313

Total Industrials		2,653,276

Consumer Staples - 18.4%
Philip Morris International, Inc.[1,2]	9,800	654,346
Altria Group, Inc.[1,2]	16,700	441,047
Herbalife Ltd. [1,2]	5,000	288,200
Costco Wholesale Corp.	2,913	236,652
Procter & Gamble Co.	2,300	146,211
Wal-Mart Stores, Inc.[1,2]	2,200	116,908
Corn Products International, Inc.	1,993	110,173
Diageo plc ADR	1,119	91,612
Safeway, Inc.[1,2]	3,900	91,143
CVS Caremark Corp.	2,146	80,647
Walgreen Co.	1,380	58,595
Kellogg Co.	613	33,911
Darling International, Inc.*	1,840	32,568
Hormel Foods Corp.	613	18,274

Total Consumer Staples		2,400,287

Information Technology - 14.3%
Shanda Interactive Entertainment Ltd. ADR*,1,2	15,100	586,031
CA, Inc.[1,2]	14,000	319,760
Apple, Inc.*	415	139,303
Qualcomm, Inc.	2,146	121,871
Symantec Corp.*,1,2	5,900	116,348
Arrow Electronics, Inc.*,1,2	2,600	107,900
Avnet, Inc.*,1,2	3,100	98,828
Salesforce.com, Inc.*	613	91,325
Harmonic, Inc.*,1,2	11,000	79,530
Amkor Technology, Inc.*,1,2	9,200	56,764
EMC Corp.*	1,621	44,659
Omnivision Technologies, Inc.*	959	33,383
TriQuint Semiconductor, Inc.*	2,093	21,328
Travelzoo, Inc.*	307	19,844
LTX-Credence Corp.*	1,192	10,656
Clicksoftware Technologies Ltd.	648	6,402
Fairchild Semiconductor International, Inc. — Class A*	332	5,548
Axcelis Technologies, Inc.*	613	1,005

Total Information Technology		1,860,485

Health Care - 14.1%
Johnson & Johnson[1,2]	7,453	495,774
Viropharma, Inc.*,1,2	9,900	183,150
Baxter International, Inc. [1,2]	2,873	171,489
Life Technologies Corp.*,1,2	2,800	145,796
Forest Laboratories, Inc.*,1,2	3,400	133,756
WellCare Health Plans, Inc.*,1,2	2,300	118,243
Lincare Holdings, Inc.[1,2]	3,800	111,226
Amgen, Inc.*,1,2	1,800	105,030
Owens & Minor, Inc.[1,2]	2,700	93,123
Kindred Healthcare, Inc.*,1,2	3,900	83,733
Charles River Laboratories International, Inc.*,1,2	2,000	81,300
Agilent Technologies, Inc.*	1,073	54,841
Novartis AG ADR	574	35,077
AmerisourceBergen Corp. — Class A	766	31,712

Total Health Care		1,844,250

Consumer Discretionary - 11.2%
Limited Brands, Inc.[1,2]	5,100	196,095
Family Dollar Stores, Inc.[1,2]	3,700	194,472
TJX Companies, Inc.[1,2]	3,600	189,108
Ross Stores, Inc.[1,2]	2,100	168,252
Walt Disney Co.[1,2]	4,024	157,097
NVR, Inc.*	153	110,998
The Gap, Inc.[1,2]	6,000	108,600
Jack in the Box, Inc.*,1,2	4,000	91,120
Netflix, Inc.*	307	80,646
RadioShack Corp.[1,2]	5,100	67,881
Phillips-Van Heusen Corp.[1,2]	800	52,376
Apollo Group, Inc. — Class A*	767	33,503
Perfumania Holdings, Inc.*	527	8,063

Total Consumer Discretionary		1,458,211

Financials - 6.6%
Simon Property Group, Inc.	1,686	195,964
Amtrust Financial Services, Inc.[1,2]	6,000	136,680
Endurance Specialty Holdings Ltd.[1,2]	3,000	123,990
Berkshire Hathaway, Inc. — Class B*	1,288	99,678
M&T Bank Corp.	767	67,458
Chubb Corp.	1,073	67,181
RenaissanceRe Holdings Ltd.	613	42,879
Genworth Financial, Inc. — Class A*,1,2	4,000	41,120
Evercore Partners, Inc. — Class A	1,226	40,850
ACE Ltd.	613	40,348

Total Financials		856,148

Energy - 4.3%
Anadarko Petroleum Corp.[1,2]	2,755	211,474
Southwestern Energy Co.*	2,759	118,306
ConocoPhillips[1,2]	1,500	112,785
Exxon Mobil Corp.	1,226	99,772
Tsakos Energy Navigation Ltd.	1,916	19,160

Total Energy		561,497

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 93.2% (continued)
Telecommunication Services - 2.5%
AT&T, Inc.[1,2]	10,600	$332,946

Utilities - 1.5%
Constellation Energy Group, Inc.[1,2]	5,100	193,596

Total Common Stocks (Cost $11,225,199)		12,160,696

EXCHANGE TRADED FUNDS† - 6.1%
Teucrium Corn Fund	5,247	$212,504
Health Care Select Sector SPDR Fund	3,373	119,809
Consumer Staples Select Sector SPDR Fund	3,526	110,117
Utilities Select Sector SPDR Fund	3,066	102,650
iShares Barclays 7-10 Year Treasury Bond Fund	884	84,740
Market Vectors Junior Gold Miners	1,769	60,995
Market Vectors Gold Miners	647	35,320
iShares Barclays 20+ Year Treasury Bond Fund	310	29,171
iPATH S&P 500 VIX Short-Term Futures ETN	1,086	22,958
United States Natural Gas Fund, LP	1,242	13,699

Total Exchange Traded Funds (Cost $816,742)		791,963

SHORT TERM INVESTMENTS†† - 0.1%
State Street General Account U.S. Government Fund	14,857	14,857

Total Short Term Investments (Cost $14,857)		14,857

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 7.7%
Fannie Mae [3]
0.11% due 01/17/12	$1,000,000	$999,389

Total Federal Agency Discount Notes (Cost $999,389)		999,389

REPURCHASE AGREEMENT††,4 - 5.8%
State Street
issued 06/30/11 at 0.01% due 07/01/11	$751,405	$751,405

Total Repurchase Agreement (Cost $751,405)		751,405

Total Long Investments - 112.9% (Cost $13,807,592)		$14,718,310

	Shares	Value
COMMON STOCK SOLD SHORT† - (56.7)%
Consumer Staples — (0.8)%
Bridgford Foods Corp.	241	$(2,586)
Limoneira Co.	121	(2,733)
Hansen Natural Corp.*,†††,5,6	3,250	(96,233)

Total Consumer Staples		(101,552)

Telecommunication Services - (1.5)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing, Ltd.*,†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)

Total Telecommunication Services		(191,607)

Utilities — (1.9)%
Korea Electric Power Corp. ADR†††,5,6	18,310	(247,734)

Energy — (2.6)%
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Arrow Energy Ltd.*,†††,5,6	8,900	(22,965)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,043)
Queensland Gas Company Ltd.*,†††,5,6	12,800	(49,787)
Riversdale Mining Ltd.*,†††,5,6	6,700	(50,985)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)

Total Energy		(340,993)

Materials — (3.4)%
Cemex SAB de CV ADR*	843	(7,250)
China National Building Material Company Ltd. — Class H†††,5,6	14,700	(19,911)
Anhui Conch Cement Company Ltd. — Class H†††,5,6	4,500	(20,259)
Schweitzer-Mauduit International, Inc.	361	(20,270)
Shougang Fushan Resources Group Ltd.†††,5,6	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,5,6	8,600	(35,368)
Ivanhoe Mines Ltd.*,†††,5,6	4,440	(37,030)
Western Areas NL†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)
Agnico-Eagle Mines Ltd.†††,5,6,7	1,800	(119,001)

Total Materials		(440,539)

Information Technology — (6.2)%
VeriSign, Inc.†††,5,6	1,200	(30,756)
Access Company Ltd.†††,5,6	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,5,6	1,260	(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,589)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc*,†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,940)
SAVVIS, Inc.*,†††,5,6	5,700	(84,018)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCK SOLD SHORT† - (56.7)% (continued)
Information Technology — (6.2)% (continued)
Cree, Inc.*,†††,5,6	4,000	$(109,840)

Total Information Technology		(806,809)

Industrials - (7.6)%
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,5,6	15,000	(15,535)
China National Materials Company Ltd.†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,659)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Ryanair Holdings plc†††,5,6	9,600	(35,971)
Meyer Burger Technology AG*,†††,5,6	200	(49,878)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.†††,5,6	44,400	(461,804)

Total Industrials		(992,674)

Financials - (9.0)%
Dime Community Bancshares, Inc.	361	(5,249)
C C Land Holdings Ltd.†††,5,6	50,000	(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.†††,5,6	17,700	(24,682)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,5,6	2,390	(102,770)
Erste Group Bank AG†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,689)

Total Financials		(1,179,163)

Health Care - (10.3)%
Sepracor, Inc.*,†††,5,6	1,400	(24,500)
Exelixis, Inc.*,†††,5,6	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Zeltia S.A.†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,5,6	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,625)

Total Health Care		(1,340,347)

Consumer Discretionary - (13.4)%
EW Scripps Co. — Class A*	241	(2,331)
Life Time Fitness, Inc.*	361	(14,408)
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc*,†††,5,6	124,900	(41,123)
bwin Interactive Entertainment AG*,†††,5,6	1,600	(45,582)
Bwin.Party Digital Entertainment plc*,†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR*,†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,374)

Total Consumer Discretionary		(1,754,785)

Total Common Stock Sold Short (Proceeds $7,216,864)		(7,396,203)

EXCHANGE TRADED FUNDS SOLD SHORT† - (0.7)%
Financial Select Sector SPDR Fund	1,720	$(26,368)
CurrencyShares Euro Trust	430	(62,126)

Total Exchange Traded Funds Sold Short (Proceeds $87,904)		(88,494)

Total Securities Sold Short - (57.4)%

(Proceeds $7,304,768)		$(7,484,697)

Cash & Other Assets, Less Liabilities - 44.5%		5,810,081

Total Net Assets - 100.0%		$13,043,694

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,025,650)	46	$113,310

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

†	Value determined based on Level 2 inputs — See Note 2.

†††	Value determined based on Level 3 inputs — See Note 2.

1	All or a portion of this security is pledged as short security collateral at June 30, 2011.

2	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $8,567,190 (cost $7,627,565), or 65.7% of total net assets. The security was deemed liquid at the time of purchase.

3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

4	Repurchase Agreement — See Note 3.

5	All or a portion of this security was fair valued by the Valuation Committee based on non-observable market inputs at June 30, 2011. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (56.3%) of total net assets.

6	Illiquid security.

7	Security was acquired through a private placement.

ADR	American Depositary Receipt

plc	Public Limited Company

Large Cap Concentrated Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 95.8%
Information Technology — 26.2%
Apple, Inc.*	6,280	$2,108,008
Google, Inc. — Class A*	4,080	2,066,030
Qualcomm, Inc.	29,850	1,695,181
Dell, Inc.*	78,300	1,305,261
Cognizant Technology Solutions Corp. — Class A*	17,570	1,288,584
EMC Corp.*	46,150	1,271,433
Avago Technologies Ltd.	24,050	913,900

Total Information Technology		10,648,397

Consumer Discretionary — 20.9%
Time Warner, Inc.	35,950	1,307,501
Priceline.com, Inc.*	2,500	1,279,825
Nordstrom, Inc.	26,700	1,253,298
Starbucks Corp.	29,990	1,184,305
Ford Motor Co.*	85,600	1,180,424
McDonald’s Corp.	13,800	1,163,616
Walt Disney Co.	29,340	1,145,434

Total Consumer Discretionary		8,514,403

Industrials — 15.8%
Eaton Corp.	25,700	1,322,265
United Parcel Service, Inc. — Class B	17,700	1,290,861
Precision Castparts Corp.	7,830	1,289,210
Honeywell International, Inc.	21,300	1,269,267
CSX Corp.	48,270	1,265,639

Total Industrials		6,437,242

Health Care — 9.7%
Covidien plc	25,980	1,382,915
Teva Pharmaceutical Industries Ltd. ADR	27,100	1,306,762
HCA Holdings, Inc.*	38,800	1,280,400

Total Health Care		3,970,077

Energy — 8.9%
Baker Hughes, Inc.	19,200	1,393,152
Halliburton Co.	26,520	1,352,520
Peabody Energy Corp.	14,990	883,061

Total Energy		3,628,733

Financials — 5.8%
MetLife, Inc.	27,500	1,206,425
JPMorgan Chase & Co.	28,250	1,156,555

Total Financials		2,362,980

Materials — 5.5%
Dow Chemical Co.	35,065	1,262,340
CF Industries Holdings, Inc.	6,900	977,523

Total Materials		2,239,863

Consumer Staples — 3.0%
General Mills, Inc.	32,600	1,213,372

Total Common Stocks
(Cost $35,668,770)		39,015,067

Total Investments — 95.8%
(Cost $35,668,770)		$39,015,067

Cash & Other Assets Less Liabilities — 4.2%		1,705,527

Total Net Assets — 100.0%		$40,720,594

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 95.4%
Information Technology — 19.4%
Apple, Inc.*	16,385	$5,499,953
Google, Inc. — Class A*	10,475	5,304,331
Qualcomm, Inc.	76,400	4,338,756
Dell, Inc.*	204,500	3,409,015
EMC Corp.*	123,340	3,398,017
Cognizant Technology Solutions Corp. — Class A*	45,480	3,335,503
Western Union Co.	155,900	3,122,677
TE Connectivity Ltd.	75,400	2,771,704
Computer Sciences Corp.	64,100	2,433,236
Avago Technologies Ltd.	63,350	2,407,300
Hewlett-Packard Co.	50,716	1,846,062
Visa, Inc. — Class A	12,100	1,019,546

Total Information Technology		38,886,100

Industrials — 14.5%
Equifax, Inc.	108,500	3,767,120
Eaton Corp.	66,100	3,400,845
CSX Corp.	126,860	3,326,269
Honeywell International, Inc.	55,700	3,319,163
United Parcel Service, Inc. — Class B	45,400	3,311,022
Precision Castparts Corp.	20,040	3,299,586
United Technologies Corp.	23,800	2,106,538
Republic Services, Inc. — Class A	54,000	1,665,900
Babcock & Wilcox Co.*	49,800	1,379,958
Parker Hannifin Corp.	11,100	996,114
FedEx Corp.	10,200	967,470
USG Corp.*	66,400	952,176
URS Corp.*	12,225	546,947

Total Industrials		29,039,108

Consumer Discretionary — 14.2%
Time Warner, Inc.	163,866	5,959,806
Priceline.com, Inc.*	6,540	3,348,022
Nordstrom, Inc.	69,500	3,262,330
Starbucks Corp.	78,470	3,098,780
McDonald’s Corp.	36,300	3,060,816
Ford Motor Co.*	221,800	3,058,622
Walt Disney Co.	75,890	2,962,746
Lowe’s Companies, Inc.	123,300	2,874,123
Best Buy Company, Inc.	25,400	797,814

Total Consumer Discretionary		28,423,059

Energy — 12.6%
Halliburton Co.	101,220	5,162,220
Baker Hughes, Inc.	50,600	3,671,536
Chevron Corp.	32,240	3,315,562
Williams Companies, Inc.	93,900	2,840,475
McDermott International, Inc.*	126,600	2,507,946
Peabody Energy Corp.	38,850	2,288,653
Apache Corp.	15,600	1,924,884
Exxon Mobil Corp.	17,600	1,432,288
ConocoPhillips	14,400	1,082,736
Chesapeake Energy Corp.	35,400	1,051,026

Total Energy		25,277,326

Financials — 11.0%
JPMorgan Chase & Co.	115,370	4,723,248
MetLife, Inc.	73,300	3,215,671
AON Corp.	58,700	3,011,310
Wells Fargo & Co.	89,778	2,519,171
U.S. Bancorp	96,126	2,452,174
Berkshire Hathaway, Inc. — Class A*	16	1,857,680
Bank of New York Mellon Corp.	69,300	1,775,466
BB&T Corp.	51,212	1,374,530
Allstate Corp.	30,600	934,218
First Marblehead Corp.*	97,760	173,035

Total Financials		22,036,503

Health Care — 10.5%
Covidien plc	105,890	5,636,525
Teva Pharmaceutical Industries Ltd. ADR	71,900	3,467,018
HCA Holdings, Inc.*	102,400	3,379,200
Aetna, Inc.	68,300	3,011,347
Hospira, Inc.*	44,100	2,498,706
Forest Laboratories, Inc.*	33,800	1,329,692
Medco Health Solutions, Inc.*	14,800	836,496
UnitedHealth Group, Inc.	16,200	835,596

Total Health Care		20,994,580

Consumer Staples — 6.5%
General Mills, Inc.	87,000	3,238,140
CVS Caremark Corp.	67,400	2,532,892
Wal-Mart Stores, Inc.	43,600	2,316,904
Costco Wholesale Corp.	23,200	1,884,768
Kraft Foods, Inc. — Class A	43,100	1,518,413
Bunge Ltd.	17,000	1,172,150
Altria Group, Inc.	17,000	448,970

Total Consumer Staples		13,112,237

Materials — 4.8%
Dow Chemical Co.	151,220	5,443,920
CF Industries Holdings, Inc.	18,100	2,564,227
Bemis Company, Inc.	45,600	1,540,368

Total Materials		9,548,515

Utilities — 1.3%
Edison International	66,400	2,573,000

Telecommunication Services — 0.6%
Windstream Corp.	98,400	1,275,264

Total Common Stocks
(Cost $169,797,787)		191,165,692

EXCHANGE TRADED FUNDS† — 1.0%
iShares Russell 1000 Value Index Fund	23,600	$1,611,408
iShares S&P 500 Value Index Fund	5,200	322,400

Total Exchange Traded Funds
(Cost $1,665,011)		1,933,808

Total Investments — 96.4%
(Cost $171,462,798)		$193,099,500

Cash & Other Assets Less Liabilities — 3.6%		7,297,353

Total Net Assets — 100.0%		$200,396,853

*	Non-income producing security.

†	Value determined based on Leve 1 inputs — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 94.9%
Industrials — 17.4%
GeoEye, Inc.*	852,690	$31,890,606
Covanta Holding Corp.	1,739,150	28,678,583
General Cable Corp.*	590,900	25,160,522
Quanta Services, Inc.*	1,067,600	21,565,520
FTI Consulting, Inc.*	514,210	19,509,127
Insituform Technologies, Inc. — Class A*	910,700	19,097,379
Navigant Consulting, Inc.*	1,757,030	18,431,245
Orbital Sciences Corp.*	1,022,080	17,222,048
URS Corp.*	338,300	15,135,542
Babcock & Wilcox Co.*	470,650	13,041,711
ICF International, Inc.*	426,700	10,829,646
Force Protection, Inc.*	2,043,525	10,146,102
Saia, Inc.*	578,560	9,806,592
Trex Company, Inc.*	379,900	9,299,952
Equifax, Inc.	169,532	5,886,151
United Stationers, Inc.	160,258	5,677,941
Insperity, Inc.	106,913	3,165,694
Thermoenergy Corp.*	2,701,839	594,405
UQM Technologies, Inc.*	226,328	509,238

Total Industrials		265,648,004

Financials — 16.9%
Hanover Insurance Group, Inc.	1,173,750	44,262,113
American Financial Group, Inc.[1]	903,700	32,253,053
W.R. Berkley Corp.	947,310	30,730,736
Alleghany Corp.*	70,600	23,517,566
Reinsurance Group of America, Inc. — Class A	330,148	20,092,807
Fifth Street Finance Corp.	1,263,932	14,661,611
RenaissanceRe Holdings Ltd.	177,000	12,381,150
Transatlantic Holdings, Inc.	246,700	12,090,767
Lexington Realty Trust	1,207,800	11,027,214
Old National Bancorp	1,015,822	10,970,878
Associated Banc-Corp.	731,277	10,164,750
Ocwen Financial Corp.*	670,930	8,561,067
Employers Holdings, Inc.	486,300	8,155,251
Endurance Specialty Holdings Ltd.	177,930	7,353,847
Investors Real Estate Trust	674,800	5,843,768
Redwood Trust, Inc.	285,027	4,309,608
First Marblehead Corp.*	1,117,473	1,977,927

Total Financials		258,354,113

Consumer Discretionary — 12.9%
Cabela’s, Inc.*	1,565,693	42,508,565
Chico’s FAS, Inc.	1,968,100	29,974,163
Penn National Gaming, Inc.*	483,700	19,512,458
Maidenform Brands, Inc.*	655,900	18,142,194
Apollo Group, Inc. — Class A*	356,000	15,550,080
Brown Shoe Company, Inc.	1,369,435	14,584,483
Scholastic Corp.	386,600	10,283,560
Jack in the Box, Inc.*	433,000	9,863,740
Hanesbrands, Inc.*	333,580	9,523,709
DeVry, Inc.	160,580	9,495,095
Fortune Brands, Inc.	121,500	7,748,055
Smith & Wesson Holding Corp.*	1,990,310	5,970,930
Fred’s, Inc. — Class A	242,534	3,499,766

Total Consumer Discretionary		196,656,798

Energy — 10.6%
SandRidge Energy, Inc.*	2,862,970	30,519,260
Gulfport Energy Corp.*	956,907	28,410,569
Plains Exploration & Production Co.*	686,740	26,178,529
Global Industries Ltd.*	4,671,590	25,600,313
Resolute Energy Corp.*	917,600	14,828,416
McDermott International, Inc.*	714,400	14,152,264
Goodrich Petroleum Corp.*	735,069	13,532,621
USEC, Inc.*	2,743,730	9,164,058

Total Energy		162,386,030

Information Technology — 10.1%
Computer Sciences Corp.	1,109,120	42,102,195
IXYS Corp.*,5	2,400,000	35,952,000
Maxwell Technologies, Inc.*,5	1,504,700	24,361,093
Power-One, Inc.*	2,509,259	20,324,998
Satyam Computer Services Ltd. ADR*	4,341,099	16,062,066
Symmetricom, Inc.*	1,908,270	11,125,214
Euronet Worldwide, Inc.*	259,285	3,995,582

Total Information Technology		153,923,148

Utilities — 8.5%
NorthWestern Corp.	608,100	20,134,191
Great Plains Energy, Inc.	953,117	19,758,116
Allete, Inc.	424,757	17,432,027
American Water Works Company, Inc.	527,740	15,541,943
Black Hills Corp.	501,860	15,100,967
UGI Corp.	386,242	12,317,257
Pepco Holdings, Inc.	408,400	8,016,892
Westar Energy, Inc.	287,270	7,730,436
Atmos Energy Corp.	220,820	7,342,265
MDU Resources Group, Inc.	305,768	6,879,780

Total Utilities		130,253,874

Materials — 7.9%
Bemis Company, Inc.	1,035,180	34,968,380
Owens-Illinois, Inc.*	1,003,460	25,899,302
Sonoco Products Co.	527,200	18,736,688
Louisiana-Pacific Corp.*	2,079,300	16,925,502
HB Fuller Co.	486,504	11,880,428
Landec Corp.*	911,716	6,017,326
Zoltek Companies, Inc.*	519,596	5,471,346

Total Materials		119,898,972

Consumer Staples — 6.5%
JM Smucker Co.	395,300	30,216,732
Ralcorp Holdings, Inc.*	339,300	29,376,594
Hormel Foods Corp.	967,880	28,852,503
Bunge Ltd.	160,890	11,093,365

Total Consumer Staples		99,539,194

Health Care — 4.1%
Mednax, Inc.*	347,641	25,096,204
Forest Laboratories, Inc.*	390,780	15,373,285
Hologic, Inc.*	737,801	14,881,446

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 94.9% (continued)
Health Care — 4.1% (continued)
Kindred Healthcare, Inc.*	324,236	$6,961,347

Total Health Care		62,312,282

Total Common Stocks (Cost $1,179,914,681)		1,448,972,415

CONVERTIBLE PREFERRED STOCKS†† — 0.0%
Thermoenergy Corp.*,2,3	858,334	551,394

Total Convertible Preferred Stocks (Cost $819,654)		551,394

WARRANTS†† — 0.1%
Industrials — 0.1%
Thermoenergy Corp. $0.30, 07/31/15[2]	13,733,344	697,654
Energy — 0.0%
Nova Biosource Fuels, Inc. $2.40, 07/05/11[2]	677,450	1

Total Warrants (Cost $1,940,120)		697,655

EXCHANGE TRADED FUNDS† — 1.0%
iShares Russell Midcap Value Index Fund	180,000	$8,595,000
iShares Russell 2000 Value Index Fund	79,860	5,862,523

Total Exchange Traded Funds (Cost $10,935,558)		14,457,523

	Face
	Amount
CONVERTIBLE BONDS†† — 0.6%
Energy — 0.6%
USEC, Inc.
3.00% due 10/01/14	$13,600,000	$9,758,000

Total Convertible Bonds (Cost $12,514,973)		$9,758,000

REPURCHASE AGREEMENT††,4 — 4.0%
UMB Financial Corp. issued 06/30/11 at 0.01% due 07/01/11	$60,553,000	$60,553,000

Total Repurchase Agreement (Cost $60,553,000)		60,553,000

Total Long Investments — 100.6% (Cost $1,266,677,986)		$1,534,989,987

	Contracts
OPTIONS WRITTEN† — (0.1)%
Put Options on:
Computer Sciences Corp. Expiring August 2011 with strike price of $35.00	2,000	(150,000)
Arch Coal, Inc. Expiring July 2011 with stri ke price of $30.00	2,535	(861,900)

Total Put Options		(1,011,900)

Total Options Written
(Premiums received $779,478)		(1,011,900)

Liabilities & Other Assets — (0.5)%		(7,991,553)

Total Net Assets — 100.0%		$1,525,986,534

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2011.

2	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $1,249,049 (cost $2,759,774), or 0.1% of total net assets.

3	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

4	Repurchase Agreement — See Note 3.

5	Investment in affiliated issuer.
ADR            American Depositary Receipt

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 91.2%
Industrials — 17.1%
GeoEye, Inc.*	353,900	$13,235,860
Covanta Holding Corp.	740,040	12,203,260
General Cable Corp.*	236,100	10,053,138
Quanta Services, Inc.*	435,200	8,791,040
FTI Consulting, Inc.*	215,600	8,179,864
Insituform Technologies, Inc. — Class A*	382,640	8,023,961
Navigant Consulting, Inc.*	692,070	7,259,814
Orbital Sciences Corp.*	397,788	6,702,728
URS Corp.*	148,040	6,623,310
Babcock & Wilcox Co.*	191,600	5,309,236
ICF International, Inc.*	178,910	4,540,736
Force Protection, Inc.*	895,403	4,445,676
Saia, Inc.*	219,570	3,721,711
Trex Company, Inc.*	151,200	3,701,376
United Stationers, Inc.	78,556	2,783,239
Equifax, Inc.	69,931	2,428,004
Insperity, Inc.	44,237	1,309,858
UQM Technologies, Inc.*	91,078	204,925

Total Industrials		109,517,736

Financials — 16.3%
Hanover Insurance Group, Inc.	492,351	18,566,556
American Financial Group, Inc.[1]	353,570	12,618,913
W.R. Berkley Corp.	373,010	12,100,444
Alleghany Corp.*	28,808	9,596,233
Reinsurance Group of America, Inc. — Class A	129,752	7,896,707
Fifth Street Finance Corp.	502,507	5,829,081
RenaissanceRe Holdings Ltd.	73,300	5,127,335
Transatlantic Holdings, Inc.	104,200	5,106,842
Lexington Realty Trust	481,300	4,394,269
Old National Bancorp	393,845	4,253,526
Associated Banc-Corp.	292,352	4,063,693
Ocwen Financial Corp.*	260,360	3,322,194
Employers Holdings, Inc.	193,100	3,238,287
Endurance Specialty Holdings Ltd.	74,550	3,081,151
Investors Real Estate Trust	245,000	2,121,700
Redwood Trust, Inc.	125,600	1,899,072
First Marblehead Corp.*	557,384	986,570
Bimini Capital Management, Inc. — Class A	473,362	345,554

Total Financials		104,548,127

Consumer Discretionary — 12.8%
Cabela’s, Inc.*	682,661	18,534,246
Chico’s FAS, Inc.	789,170	12,019,059
Penn National Gaming, Inc.*	204,100	8,233,394
Maidenform Brands, Inc.*	272,717	7,543,352
Apollo Group, Inc. — Class A*	143,350	6,261,528
Brown Shoe Company, Inc.	559,257	5,956,087
Jack in the Box, Inc.*	197,700	4,503,606
Scholastic Corp.	157,600	4,192,160
DeVry, Inc.	66,060	3,906,128
Hanesbrands, Inc.*	135,390	3,865,385
Fortune Brands, Inc.	42,000	2,678,340
Smith & Wesson Holding Corp.*	824,826	2,474,478
Fred’s, Inc. — Class A	89,226	1,287,531
International Speedway Corp. — Class A	4,000	113,640
HydroGen Corp.*,4	1,265,700	21,517

Total Consumer Discretionary		81,590,451

Energy — 10.5%
SandRidge Energy, Inc.*	1,191,351	12,699,802
Gulfport Energy Corp.*	401,352	11,916,141
Global Industries Ltd.*	1,968,039	10,784,854
Plains Exploration & Production Co.*	273,230	10,415,527
Resolute Energy Corp.*	383,600	6,198,976
Goodrich Petroleum Corp.*	306,660	5,645,610
McDermott International, Inc.*	277,300	5,493,313
USEC, Inc.*	1,248,200	4,168,988

Total Energy		67,323,211

Information Technology — 9.8%
Computer Sciences Corp.	455,370	17,285,845
IXYS Corp.*	987,179	14,787,941
Maxwell Technologies, Inc.*	620,955	10,053,261
Power-One, Inc.*	1,013,075	8,205,908
Satyam Computer Services Ltd. ADR*	1,790,175	6,623,648
Symmetricom, Inc.*	696,000	4,057,680
Euronet Worldwide, Inc.*	106,189	1,636,373

Total Information Technology		62,650,656

Utilities — 7.8%
Great Plains Energy, Inc.	382,735	7,934,097
NorthWestern Corp.	220,800	7,310,688
Allete, Inc.	157,854	6,478,328
Black Hills Corp.	211,540	6,365,239
American Water Works Company, Inc.	204,240	6,014,868
UGI Corp.	143,457	4,574,844
Westar Energy, Inc.	114,780	3,088,730
Atmos Energy Corp.	88,230	2,933,647
MDU Resources Group, Inc.	123,467	2,778,007
Pepco Holdings, Inc.	135,500	2,659,865

Total Utilities		50,138,313

Materials — 7.4%
Bemis Company, Inc.	420,680	14,210,570
Owens-Illinois, Inc.*	414,300	10,693,083
Louisiana-Pacific Corp.*	830,700	6,761,898
Sonoco Products Co.	186,500	6,628,210
HB Fuller Co.	196,346	4,794,769
Zoltek Companies, Inc.*	216,514	2,279,893
Landec Corp.*	338,600	2,234,760

Total Materials		47,603,183

Consumer Staples — 5.9%
Ralcorp Holdings, Inc.*	132,400	11,463,192
Hormel Foods Corp.	374,580	11,166,230
JM Smucker Co.	134,500	10,281,180
Bunge Ltd.	65,420	4,510,709

Total Consumer Staples		37,421,311

Health Care — 3.6%
Mednax, Inc.*	114,813	8,288,351
Forest Laboratories, Inc.*	151,230	5,949,388
Hologic, Inc.*	279,882	5,645,220
Kindred Healthcare, Inc.*	129,477	2,779,871

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 91.2% (continued)
Health Care — 3.6% (continued)
ICU Medical, Inc.*	2,400	$104,880

Total Health Care		22,767,710

Total Common Stocks (Cost $484,345,764)		583,560,698

CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp.*,2,3	793,750	509,905

Total Convertible Preferred Stocks (Cost $757,980)		509,905

WARRANT†† - 0.1%
Industrials — 0.1%
Thermoenergy Corp. $0.30, 07/31/15[2]	12,700,000	645,160

Total Warrant (Cost $1,147,020)		645,160

EXCHANGE TRADED FUNDS† - 3.5%
iShares Russell Midcap Value Index Fund	345,000	$16,473,750
iShares Russell 2000 Value Index Fund	81,000	5,946,210

Total Exchange Traded Funds (Cost $22,831,717)		22,419,960

	Face
	Amount
CONVERTIBLE BONDS†† - 0.6%
Energy - 0.6%
USEC, Inc. 3.00% due 10/01/14	$5,500,000	$3,946,250

Total Convertible Bonds (Cost $4,455,770)		$3,946,250

Total Long Investments - 95.5% (Cost $513,538,251)		$611,081,973

	Contracts
OPTIONS WRITTEN† - (0.1)%
Put Options on:
Computer Sciences Corp. Expiring August 2011 with strike price of $35.00	820	(61,500)
Arch Coal, Inc. Expiring July 2011 with strike price of $30.00	1,025	(348,500)

Total Put Options		(410,000)

Total Options Written ( Premiums received $316,340)		(410,000)

Cash & Other Assets, Less Liabilities - 4.6%		29,013,495

Total Net Assets - 100.0%		$639,685,468

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as collateral for open written put option contracts at June 30, 2011.

2	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $1,155,065 (cost $1,905,000), or 0.2% of total net assets.

3	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

4	Investment in affiliated issuer.
ADR  American Depositary Receipt

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1%
Financials - 21.0%
Sumitomo Realty & Development Company Ltd.	5,000	$111,111
Alpha Bank AE	21,000	105,678
Credit Saison Company Ltd.	6,290	105,244
Suruga Bank Ltd.	12,000	104,192
Mitsui Fudosan Company Ltd.	6,000	102,702
Nomura Real Estate Holdings, Inc.	6,190	102,648
CNP Assurances	4,700	102,479
Yamaguchi Financial Group, Inc.	11,000	102,341
Aeon Credit Service Company Ltd.	7,490	102,155
Resona Holdings, Inc.	21,680	101,795
Aozora Bank Ltd.	44,000	101,658
AXA S.A.	4,470	101,581
Daito Trust Construction Company Ltd.	1,200	101,509
Sumitomo Mitsui Financial Group, Inc.	3,300	101,166
Iyo Bank Ltd.	11,000	100,975
Bank of Kyoto Ltd.	11,000	100,975
Daiwa Securities Group, Inc.	23,000	100,851
London Stock Exchange Group plc	5,920	100,701
Mitsubishi UFJ Financial Group, Inc.	20,780	100,667
Erste Group Bank AG	1,920	100,657
Hokuhoku Financial Group, Inc.	50,960	100,648
Daiwa House Industry Company Ltd.	8,000	100,466
Joyo Bank Ltd.	24,000	100,466
Nishi-Nippon City Bank Ltd.	34,000	100,093
Commonwealth Bank of Australia ADR	1,782	99,950
Fukuoka Financial Group, Inc.	24,000	99,870
Seven Bank Ltd.	50	99,807
Chiba Bank Ltd.	16,000	99,770
Bank of Yokohama Ltd.	20,000	99,621
Mizuho Financial Group, Inc.	60,750	99,609
Global Logistic Properties Ltd.*	58,950	98,866
Chugoku Bank Ltd.	8,000	98,677
Delta Lloyd N.V.	4,150	98,642
NKSJ Holdings, Inc.	15,000	98,565
Wing Hang Bank Ltd.	8,990	98,372
Japan Real Estate Investment Corp.	10	98,255
Mizuho Securities Company Ltd.	40,960	98,196
Singapore Exchange Ltd.	16,000	98,087
Mizuho Trust & Banking Company Ltd.	110,900	97,806
Westfield Retail Trust	33,650	97,798
EFG Eurobank Ergasias S.A.	20,870	97,760
Nippon Building Fund, Inc.	10	97,634
Tokio Marine Holdings, Inc.	3,500	97,603
SCOR SE	3,431	97,524
Government Properties Trust, Inc.	28,690	97,228
UOL Group Ltd.	23,980	97,224
Unibail-Rodamco SE	420	97,120
Mitsubishi UFJ Lease & Finance Company Ltd.	2,520	97,037
ING Groep N.V.*	7,879	96,998
Sumitomo Mitsui Trust Holdings, Inc.	27,980	96,968
National Bank of Greece S.A.	13,540	96,805
ORIX Corp.	1,000	96,764
Hopewell Holdings Ltd.	30,500	96,615
Aeon Mall Company Ltd.	4,000	96,491
Westpac Banking Corp.	4,040	96,445
Fonciere Des Regions	910	96,404
Allianz AG	690	96,393
Lend Lease Group	10,000	96,198
United Overseas Bank Ltd.	5,990	95,973
Hang Seng Bank Ltd.	5,990	95,681
Hiroshima Bank Ltd.	22,000	95,646
Societe Generale S.A.	1,610	95,542
MS&AD Insurance Group Holdings	4,100	95,542
Banco Bilbao Vizcaya Argentaria S.A.	8,140	95,501
DBS Group Holdings Ltd.	8,000	95,482
Link REIT	27,980	95,464
Dexus Property Group	101,130	95,441
Land Securities Group plc	6,980	95,434
Sony Financial Holdings, Inc.	5,300	95,394
Australia & New Zealand Banking Group Ltd.	4,040	95,319
Hachijuni Bank Ltd.	17,000	95,236
Bendigo and Adelaide Bank Ltd.	10,000	95,019
Hang Lung Group Ltd.	14,990	94,967
British Land Company plc	9,710	94,817
Muenchener Rueckversicherungs AG	620	94,814
Bankinter S.A.	13,960	94,808
Gunma Bank Ltd.	18,000	94,802
Legal & General Group plc	49,945	94,656
T&D Holdings, Inc.	4,000	94,653
Old Mutual plc	44,240	94,635
Mizrahi Tefahot Bank Ltd.	8,940	94,618
Ascendas Real Estate Investment Trust	56,950	94,584
Deutsche Bank AG	1,600	94,554
Sampo Oyj — Class A	2,920	94,306
Hang Lung Properties Ltd.	23,000	94,285
BNP Paribas S.A.	1,220	94,178
Mirvac Group — Class REIT	70,200	94,107
NTT Urban Development Corp.	110	94,007
Credit Agricole S.A.	6,250	93,992
Baloise Holding AG	910	93,890
Israel Discount Bank Ltd. — Class A*	47,820	93,886
Ageas	34,580	93,828
Hysan Development Company Ltd.	18,980	93,782
QBE Insurance Group Ltd.	5,060	93,608
Standard Chartered plc	3,560	93,577
Pargesa Holding S.A.	1,010	93,576
Aviva plc	13,280	93,534
Suncorp Group Ltd.	10,710	93,495
Swiss Life Holding AG	570	93,486
Nomura Holdings, Inc.	19,000	93,460
Hammerson plc	12,100	93,456

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Financials - 21.0% (continued)
AIA Group Ltd.*	26,980	$93,439
Groupe Bruxelles Lambert S.A.	1,050	93,389
Hannover Rueckversicherung AG	1,790	93,361
Standard Life plc	27,650	93,357
Banco Popular Espanol S.A.	16,580	93,317
Aegon N.V.*	13,650	93,118
Investec plc	11,490	92,930
CFS Retail Property Trust	47,730	92,906
National Australia Bank Ltd. ADR	3,380	92,869
Banco Santander S.A.	8,030	92,731
Stockland	25,350	92,706
ICADE	750	92,484
Klepierre	2,240	92,468
Bank Leumi Le-Israel BM	19,660	92,452
Mapfre S.A.	24,870	92,332
Japan Retail Fund Investment Corp. — Class A	60	92,268
IMMOFINANZ AG*	21,640	92,265
Bank Hapoalim BM*	18,550	92,248
Gjensidige Forsikring ASA	7,480	92,216
Wheelock & Company, Ltd.	22,980	92,136
Corio N.V.	1,390	92,122
Goodman Group	121,770	92,067
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,675	92,064
Assicurazioni Generali SpA	4,360	91,999
Insurance Australia Group Ltd.	25,210	91,923
Banco de Sabadell S.A.	22,240	91,921
Shizuoka Bank Ltd.	10,000	91,671
CaixaBank	13,120	91,577
Westfield Group	9,850	91,481
SBI Holdings, Inc.	990	91,370
Oversea-Chinese Banking Corporation Ltd.	11,990	91,367
Shinsei Bank Ltd.	91,920	91,343
RSA Insurance Group plc	42,210	91,309
Investor AB — Class B	3,980	91,230
Deutsche Boerse AG	1,200	91,190
Tryg A	1,580	91,141
Zurich Financial Services AG	360	91,028
Capital Shopping Centres Group plc	14,200	91,013
Prudential plc	7,870	90,932
ICAP plc	11,980	90,915
Banco Espirito Santo S.A.	24,390	90,903
Gecina S.A.	650	90,843
3i Group plc	20,140	90,818
UBS AG	4,980	90,799
HSBC Holdings plc	9,140	90,689
Admiral Group plc	3,400	90,572
ASX Ltd.	2,770	90,457
Commerzbank AG	20,990	90,377
Wharf Holdings Ltd.	12,990	90,226
Raiffeisen Bank International AG	1,750	90,184
Henderson Land Development Company Ltd.	13,990	90,160
Hong Kong Exchanges and Clearing Ltd.	4,300	90,126
AMP Ltd.	17,180	90,096
Julius Baer Group Ltd.	2,180	90,047
CapitaLand Ltd.	38,000	90,027
BOC Hong Kong Holdings Ltd.	30,970	89,945
Ratos AB — Class B	4,680	89,889
CapitaMall Trust	58,950	89,747
Industrivarden AB — Class C	5,410	89,542
Segro plc	17,870	89,529
Bank of East Asia Ltd.	21,780	89,424
Swiss Reinsurance Company Ltd.	1,600	89,382
Pohjola Bank plc — Class A	6,900	89,258
Randstad Holding N.V.	1,930	89,216
Dexia S.A.*	28,630	89,143
Kerry Properties Ltd.	18,480	89,055
UniCredit SpA	42,020	88,970
KBC Groep N.V.	2,260	88,820
Tokyu Land Corp.	21,000	88,690
CapitaMalls Asia Ltd.	73,940	88,490
Exor SpA	2,830	88,444
DnB NOR ASA	6,340	88,387
Macquarie Group Ltd.	2,630	88,141
Swire Pacific Ltd. — Class A	5,990	87,983
Resolution Ltd.	18,630	87,896
Schroders plc	3,540	87,825
Lloyds Banking Group plc*	111,610	87,762
Cheung Kong Holdings Ltd.	6,000	87,744
Eurazeo	1,201	87,711
Svenska Handelsbanken AB — Class A	2,840	87,591
Nordea Bank AB	8,140	87,502
Sun Hung Kai Properties Ltd.	6,000	87,359
Mitsubishi Estate Company Ltd.	5,000	87,324
Skandinaviska Enskilda Banken AB — Class A	10,672	87,221
Mediobanca SpA	8,600	87,116
Kinnevik Investment AB — Class B	3,900	86,621
Sino Land Company Ltd.	54,000	86,464
Swedbank AB — Class A	5,140	86,374
Credit Suisse Group AG	2,220	86,339
Barclays plc	20,980	86,324
Banca Carige SpA	37,920	85,953
Man Group plc	22,590	85,879
Keppel Land Ltd.	29,000	85,468
Natixis	16,980	85,202
Bank of Cyprus plc	28,850	84,933
New World Development Ltd.	56,000	84,629
City Developments Ltd.	9,990	84,585
Banco Popolare SC	36,660	84,479
Danske Bank A	4,540	84,074
Royal Bank of Scotland Group plc ADR*	136,240	84,064
Dai-ichi Life Insurance Company Ltd.	60	83,697
GAM Holding AG	5,010	82,229
Banco Comercial Portugues S.A. — Class R*	137,950	82,024
Japan Prime Realty Investment Corp.	30	79,374
Unione di Banche Italiane SCPA	12,160	68,458

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Financials - 21.0% (continued)
Nomura Real Estate Office Fund, Inc. — Class A	10	$66,083
Banca Monte dei Paschi di Siena SpA	76,137	57,692
Intesa Sanpaolo SpA	18,400	48,992
Intesa Sanpaolo SpA-RSP	21,900	47,290

Total Financials		19,440,207

Industrials - 18.2%
NGK Insulators Ltd.	6,000	111,198
JGC Corp.	4,000	109,062
Furukawa Electric Company Ltd.	26,000	107,869
SMC Corp.	600	107,621
Kawasaki Heavy Industries Ltd.	27,000	106,987
Makita Corp.	2,300	106,565
JTEKT Corp.	7,190	105,298
Tobu Railway Company Ltd.	25,000	104,962
All Nippon Airways Company Ltd.	32,000	104,143
Mitsubishi Electric Corp.	9,000	103,969
MAP Group	28,960	103,734
Chiyoda Corp.	8,990	103,071
Kamigumi Company Ltd.	11,000	102,615
Kintetsu Corp.	32,000	102,553
Kinden Corp.	12,000	102,404
Daikin Industries Ltd.	2,900	102,232
NTN Corp.	18,000	101,956
GEA Group AG	2,840	101,668
Nidec Corp.	1,100	101,658
Nabtesco Corp.	4,200	101,107
Nippon Express Company Ltd.	25,000	100,925
Keikyu Corp.	14,000	100,863
Kawasaki Kisen Kaisha Ltd.	28,980	100,794
Minebea Company Ltd.	19,000	100,776
Mitsubishi Logistics Corp.	9,000	100,727
TOTO Ltd.	13,000	100,602
International Consolidated Airlines Group S.A.*	24,766	100,493
Toyota Tsusho Corp.	5,890	100,453
Toppan Printing Company Ltd.	13,000	100,441
Safran S.A.	2,350	100,366
Keisei Electric Railway Company Ltd.	17,000	100,304
IHI Corp.	39,000	100,279
Hitachi Construction Machinery Company Ltd.	4,500	100,279
JS Group Corp.	3,900	100,183
Obayashi Corp.	23,000	99,994
FANUC Corp.	600	99,721
GS Yuasa Corp.	15,000	99,683
Asciano Ltd.	56,650	99,636
Amada Company Ltd.	13,000	99,472
Weir Group plc	2,910	99,280
Komatsu Ltd.	3,200	99,253
NSK Ltd.	10,000	99,248
Keio Corp.	18,000	99,050
THK Company Ltd.	3,900	98,826
Hino Motors Ltd.	17,000	98,615
Edenred	3,230	98,556
Yamato Holdings Company Ltd.	6,290	98,524
Koninklijke Vopak N.V.	2,010	98,496
Koninklijke Boskalis Westminster N.V.	2,083	98,494
Thales S.A.	2,280	98,319
Taisei Corp.	43,000	98,280
Groupe Eurotunnel S.A.	8,770	98,059
Kurita Water Industries Ltd.	3,300	98,051
Singapore Technologies Engineering Ltd.	40,000	98,022
Deutsche Post AG	5,080	97,614
Societe BIC S.A. ADR	1,010	97,609
Siemens AG	710	97,509
Sumitomo Corp.	7,190	97,260
Orkla ASA	10,220	97,196
Wendel S.A.	790	97,142
European Aeronautic Defence and Space Company N.V.	2,900	97,066
Kajima Corp.	33,970	97,051
Sumitomo Heavy Industries Ltd.	14,000	97,037
Sumitomo Electric Industries Ltd.	6,690	96,978
Schneider Electric S.A.	580	96,898
Kubota Corp.	11,000	96,876
Invensys plc	18,730	96,723
Mitsui OSK Lines Ltd.	18,000	96,367
Ushio, Inc.	4,900	96,351
Bureau Veritas S.A.	1,140	96,285
Mitsui & Company Ltd.	5,600	96,272
Fuji Electric Company Ltd.	31,000	96,267
Aggreko plc	3,110	96,222
Babcock International Group plc	8,420	96,138
Sojitz Corp.	51,500	95,957
Deutsche Lufthansa AG	4,390	95,656
Mabuchi Motor Company Ltd.	1,900	95,584
Mitsui Engineering & Shipbuilding Company Ltd.	43,960	95,559
Secom Company Ltd.	2,000	95,522
Shimizu Corp.	23,000	95,423
Tokyu Corp.	23,000	95,423
Eiffage S.A.	1,440	95,290
Cosco Corporation Singapore Ltd.	60,000	95,254
Hochtief AG	1,140	95,227
Legrand S.A.	2,260	95,195
ITOCHU Corp.	9,200	95,194
Odakyu Electric Railway Company Ltd.	12,000	95,100
Ferrovial S.A.	7,520	95,054
ComfortDelGro Corporation Ltd.	79,930	95,008
Alstom S.A.	1,540	94,962
SGS S.A.	50	94,910
Kone Oyj — Class B	1,510	94,886
SembCorp Marine Ltd.	21,980	94,842
Fomento de Construcciones y Contratas S.A.	3,110	94,827
Vinci S.A.	1,480	94,803
Geberit AG	400	94,767
Bunzl plc	7,570	94,693
Rolls-Royce Holdings plc	9,130	94,501
Mitsubishi Corp.	3,800	94,404

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Industrials - 18.2% (continued)
Metso Oyj	1,660	$94,297
Brambles Ltd.	12,160	94,155
QR National Ltd.*	25,940	94,029
ACS Actividades de Construccion y Servicios S.A.	1,990	93,851
Alfa Laval AB	4,350	93,728
Fiat Industrial SpA*	7,260	93,705
Mitsubishi Heavy Industries Ltd.	19,980	93,565
SembCorp Industries Ltd.	22,980	93,357
Fraport AG Frankfurt Airport Services Worldwide	1,160	93,281
Cie de St.-Gobain	1,440	93,254
Securitas AB — Class B	8,800	93,136
Aeroports de Paris	990	93,135
Asahi Glass Company Ltd.	8,000	93,013
Brenntag AG	800	93,000
Auckland International Airport Ltd.	50,410	92,923
Finmeccanica SpA	7,670	92,823
Kuehne + Nagel International AG	610	92,574
SKF AB — Class B	3,200	92,573
Vallourec S.A.	760	92,571
Cathay Pacific Airways Ltd.	39,970	92,558
Nippon Yusen KK	25,000	92,541
Marubeni Corp.	14,000	92,516
Abertis Infraestructuras S.A.	4,140	92,490
Volvo AB — Class B	5,290	92,406
Singapore Airlines Ltd.	8,000	92,355
Experian plc	7,250	92,319
ABB Ltd.	3,560	92,303
Skanska AB — Class B	5,150	92,159
MTR Corp.	25,980	92,145
MAN SE	690	92,020
Assa Abloy AB — Class B	3,422	91,963
Transurban Group	16,390	91,930
DSV A	3,820	91,573
East Japan Railway Co.	1,600	91,423
G4S plc	20,300	91,116
Wolseley plc	2,794	91,108
Bouygues S.A.	2,070	91,004
Prysmian SpA	4,520	90,918
Capita Group plc	7,890	90,530
Smiths Group plc	4,700	90,508
Atlantia SpA	4,242	90,309
Keppel Corporation Ltd.	9,990	90,116
Intertek Group plc	2,840	89,874
BAE Systems plc	17,580	89,825
Scania AB — Class B	3,870	89,748
Adecco S.A.	1,400	89,748
Noble Group Ltd.	55,950	89,735
Dai Nippon Printing Company Ltd.	8,000	89,734
Nippon Sheet Glass Company Ltd.	28,980	89,634
Fraser and Neave Ltd.	18,980	89,469
Balfour Beatty plc	18,030	89,231
Serco Group plc	10,060	89,114
Toll Holdings Ltd.	17,080	88,839
Wartsila Oyj	2,630	88,830
Japan Steel Works Ltd.	13,000	88,653
Sandvik AB	5,053	88,586
NWS Holdings Ltd.	66,000	88,377
Koninklijke Philips Electronics N.V.	3,440	88,351
Yangzijiang Shipbuilding Holdings Ltd.	73,940	87,888
Elbit Systems Ltd.	1,855	87,887
Air France-KLM	5,690	87,345
Delek Group Ltd.	390	87,275
Cobham plc	25,610	86,922
Hexagon AB — Class B	3,520	86,695
Hutchison Whampoa Ltd.	8,000	86,356
Leighton Holdings Ltd.	3,860	86,311
Sulzer AG	530	86,232
Hutchison Port Holdings Trust — Class U*	102,000	86,190
Qantas Airways Ltd.	42,620	84,102
Zardoya Otis S.A.	5,700	83,985
Orient Overseas International Ltd.	12,490	80,413
Neptune Orient Lines Ltd.	64,000	79,720
Central Japan Railway Co.	10	78,504
West Japan Railway Co.	2,000	78,008
PostNL N.V. ADR	9,100	77,229
Vestas Wind Systems A*	3,170	73,649
Bekaert S.A.	900	68,523
Atlas Copco AB — Class A	1,820	47,904
Atlas Copco AB — Class B	2,030	47,783
Schindler Holding AG-PART CERT	380	46,189
Schindler Holding AG	380	46,144

Total Industrials		16,860,920

Consumer Discretionary - 13.5%
Fast Retailing Company Ltd.	700	112,776
Porsche Automobil Holding SE	1,370	108,678
Dentsu, Inc.	3,600	105,981
Jardine Cycle & Carriage Ltd.	3,000	105,023
Koito Manufacturing Company Ltd.	6,000	104,416
ProSiebenSat.1 Media AG	3,680	104,335
Nitori Holdings Company Ltd.	1,100	104,254
Shimano, Inc.	1,900	104,199
Pirelli & C SpA	9,580	103,504
Takashimaya Company Ltd.	15,000	103,037
Burberry Group plc	4,400	102,312
Sekisui Chemical Company Ltd.	12,000	102,105
Toyota Industries Corp.	3,100	101,851
NHK Spring Company Ltd.	10,000	101,733
Daihatsu Motor Company Ltd.	6,000	101,658
Isetan Mitsukoshi Holdings Ltd.	10,390	101,312
Stanley Electric Company Ltd.	5,800	101,224
Marui Group Company Ltd.	13,400	101,201
Peugeot S.A.	2,260	101,176
J Front Retailing Company Ltd.	23,000	101,137
Rinnai Corp.	1,400	100,863
Toyota Boshoku Corp.	6,090	100,687
Daimler AG	1,337	100,631
Jupiter Telecommunications Company Ltd.	90	100,615
Fuji Heavy Industries Ltd.	13,000	100,441
Nissan Motor Company Ltd.	9,590	100,302
Aisin Seiki Company Ltd.	2,600	100,118
Denso Corp.	2,700	100,011
Adidas AG	1,260	99,952
Sumitomo Rubber Industries Ltd.	8,290	99,886

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Consumer Discretionary - 13.5% (continued)
Yamada Denki Company Ltd.	1,230	$99,769
Cie Generale des Etablissements Michelin — Class B	1,020	99,759
Panasonic Corp.	8,190	99,698
SES S.A.	3,550	99,645
Renault S.A.	1,680	99,611
Mazda Motor Corp.	38,000	99,596
Toyoda Gosei Company Ltd.	4,400	99,527
Namco Bandai Holdings, Inc.	8,290	99,474
Tatts Group Ltd.	38,645	99,467
Hakuhodo DY Holdings, Inc.	1,870	99,417
Sands China Ltd.*	36,770	99,229
LVMH Moet Hennessy Louis Vuitton S.A.	550	98,985
Lagardere SCA	2,340	98,870
Isuzu Motors Ltd.	21,000	98,863
Yamaha Motor Company Ltd.	5,400	98,737
Fiat SpA	8,990	98,694
Mitsubishi Motors Corp.*	80,930	98,517
Singapore Press Holdings Ltd.	31,000	98,429
Nokian Renkaat Oyj	1,960	98,348
Autogrill SpA	7,480	98,171
PPR	550	97,948
Crown Ltd.	10,220	97,876
Continental AG	930	97,714
Toho Company Ltd.	5,900	97,692
Christian Dior S.A.	620	97,556
USS Company Ltd.	1,260	97,507
Sodexo	1,240	97,215
ABC-Mart, Inc.	2,400	97,187
Eutelsat Communications S.A.	2,150	96,657
Suzuki Motor Corp.	4,300	96,410
Bridgestone Corp.	4,200	96,307
Yamaha Corp.	8,490	96,284
NGK Spark Plug Company Ltd.	7,000	96,255
Publicis Groupe S.A.	1,726	96,243
Nikon Corp.	4,100	96,204
Societe Television Francaise 1	5,290	96,203
Reed Elsevier N.V.	7,164	96,154
WPP plc	7,670	96,006
Luxottica Group SpA	2,990	95,916
Honda Motor Company Ltd.	2,500	95,802
Pearson plc	5,080	95,788
Inditex S.A.	1,050	95,688
Cie Financiere Richemont S.A.	1,460	95,591
NOK Corp.	5,600	95,507
Next plc	2,560	95,474
Harvey Norman Holdings Ltd.	35,660	95,226
JCDecaux S.A.	2,970	95,210
Reed Elsevier plc	10,485	95,150
Shimamura Company Ltd.	1,000	95,149
Vivendi S.A.	3,420	95,103
Axel Springer AG	1,920	94,838
British Sky Broadcasting Group plc ADR	6,980	94,818
Sky City Entertainment Group Ltd.	31,590	94,740
Lifestyle International Holdings Ltd.	32,470	94,718
Compass Group plc	9,820	94,709
Sony Corp.	3,600	94,667
Benesse Holdings, Inc.	2,200	94,417
Sega Sammy Holdings, Inc.	4,900	94,281
Toyota Motor Corp.	2,300	94,280
Metropole Television S.A.	4,070	94,173
McDonald’s Holdings Company Japan Ltd.	3,700	94,126
Wolters Kluwer N.V.	4,230	93,734
ITV plc*	81,690	93,665
Accor S.A.	2,090	93,460
TUI AG	8,610	93,398
Sanoma Oyj	5,030	93,225
Oriental Land Company Ltd.	1,100	93,187
Rakuten, Inc.	90	92,901
Sankyo Company Ltd.	1,800	92,677
Sekisui House Ltd.	10,000	92,665
Genting Singapore plc*	58,950	92,627
SJM Holdings Ltd.	38,970	92,246
Whitbread plc	3,560	92,206
Carnival plc	2,380	92,122
Mediaset Espana Comunicacion S.A.	10,590	92,009
Casio Computer Co. Ltd.	13,090	91,868
Galaxy Entertainment Group Ltd.*	42,960	91,864
Intercontinental Hotels Group plc	4,480	91,591
Modern Times Group AB — Class B	1,380	91,123
Sharp Corp.	10,000	90,802
Asics Corp.	5,990	89,063
Hennes & Mauritz AB — Class B	2,570	88,608
Wynn Macau Ltd.	27,180	88,543
Pandora A	2,810	88,285
TUI Travel plc	24,483	88,125
Shangri-La Asia Ltd.	35,970	88,010
Li & Fung Ltd.	43,960	87,562
Fairfax Media Ltd.	83,260	87,506
Yue Yuen Industrial Holdings Ltd.	27,480	87,225
Kingfisher plc	20,220	86,701
Kabel Deutschland Holding AG*	1,400	86,085
Mediaset SpA	18,250	85,805
Marks & Spencer Group plc	14,550	84,360
Electrolux AB	3,520	83,969
OPAP S.A.	5,200	81,067
Husqvarna AB — Class B	12,030	79,664
Esprit Holdings Ltd.	25,380	78,928
Home Retail Group plc	26,990	70,859
Bayerische Motoren Werke AG	540	53,886
Volkswagen AG	280	51,448
Echo Entertainment Group Ltd.*	11,460	50,513
Swatch Group AG-BR	100	50,404
Swatch Group AG	530	47,592
TABCORP Holdings Ltd.	11,460	40,435

Total Consumer Discretionary		12,569,026

Materials - 10.8%
Daido Steel Company Ltd.	16,000	106,528
Voestalpine AG	1,910	105,437
OJI Paper Company Ltd.	22,000	105,211
Mitsui Chemicals, Inc.	29,000	105,186
Sumitomo Metal Industries Ltd.	46,960	104,997

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Materials - 10.8% (continued)
ThyssenKrupp AG	2,010	$104,457
JFE Holdings, Inc.	3,800	104,033
Toyo Seikan Kaisha Ltd.	6,190	103,570
Nippon Steel Corp.	32,000	103,348
Iluka Resources Ltd.	5,700	102,575
BASF SE	1,030	100,931
Makhteshim-Agan Industries Ltd.	18,070	100,908
Asahi Kasei Corp.	15,000	100,615
Kansai Paint Company Ltd.	11,000	99,882
Nippon Paper Group, Inc.	4,500	99,609
Sims Metal Management Ltd.	5,260	99,565
ArcelorMittal	2,860	99,522
Kobe Steel Ltd.	43,960	99,382
Orica Ltd.	3,430	99,098
Rio Tinto plc	1,374	99,001
Air Liquide S.A.	690	98,904
Solvay S.A.	640	98,893
Daicel Chemical Industries Ltd.	15,000	98,752
Mitsubishi Chemical Holdings Corp.	13,990	98,706
Hitachi Metals Ltd.	7,000	98,516
Salzgitter AG	1,290	98,385
Linde AG	560	98,186
Sumitomo Metal Mining Company Ltd.	6,000	98,006
Rio Tinto Ltd.	1,100	97,902
Israel Corporation Ltd.	90	97,872
Randgold Resources Ltd.	1,160	97,822
Kazakhmys plc	4,420	97,812
Antofagasta plc	4,370	97,688
Mitsubishi Materials Corp.	31,000	97,037
CRH plc ADR	4,380	96,995
Showa Denko KK	47,000	96,913
Incitec Pivot Ltd.	23,310	96,495
Sika AG	40	96,432
James Hardie Industries SE*	15,300	96,153
Air Water, Inc.	8,000	96,093
Shin-Etsu Chemical Company Ltd.	1,800	96,031
Tosoh Corp.	23,980	95,914
Toray Industries, Inc.	13,000	95,597
Amcor Ltd.	12,380	95,593
Cimpor Cimentos de Portugal SGPS S.A.	12,510	95,592
Taiyo Nippon Sanso Corp.	12,000	95,249
Givaudan S.A.	90	95,213
Anglo American plc	1,920	95,114
Nisshin Steel Company Ltd.	50,000	95,025
BHP Billiton Ltd.	2,020	94,886
BHP Billiton plc	2,410	94,810
Mitsubishi Gas Chemical Company, Inc.	13,000	94,789
Syngenta AG	280	94,510
Sumitomo Chemical Company Ltd.	19,000	94,404
Umicore S.A.	1,730	94,359
OneSteel Ltd.	47,480	94,201
Maruichi Steel Tube Ltd.	3,800	93,932
Fortescue Metals Group Ltd.	13,730	93,502
Kuraray Company Ltd.	6,390	93,264
Wacker Chemie AG	430	92,978
Hitachi Chemical Company Ltd.	4,700	92,885
Koninklijke DSM N.V.	1,430	92,814
Ube Industries Ltd.	31,000	92,802
Novozymes A — Class B	570	92,756
Eramet	280	92,745
UPM-Kymmene Oyj	5,070	92,717
Fletcher Building Ltd.	12,980	92,695
JSR Corp.	4,800	92,536
Imerys S.A.	1,310	92,320
Israel Chemicals Ltd.	5,814	92,275
K+S AG	1,200	92,234
Teijin Ltd.	21,000	92,081
Kaneka Corp.	14,000	91,646
Boral Ltd.	19,410	91,591
Norsk Hydro ASA	11,920	91,288
Rautaruukki Oyj	4,040	91,282
Acerinox S.A.	5,000	91,219
Lanxess AG	1,110	91,112
Denki Kagaku Kogyo KK	19,000	91,100
Newcrest Mining Ltd.	2,250	90,994
Nitto Denko Corp.	1,800	90,889
Vedanta Resources plc	2,700	90,686
Holcim Ltd.	1,200	90,557
Boliden AB	4,880	90,105
Yamato Kogyo Company Ltd.	2,900	89,840
OZ Minerals Ltd.	6,340	89,751
Stora Enso Oyj — Class R	8,540	89,605
Xstrata plc	4,070	89,577
Arkema S.A.	870	89,568
Fresnillo plc	3,980	89,544
Yara International ASA	1,590	89,521
Rexam plc	14,510	89,111
MacArthur Coal Ltd.	7,520	88,309
HeidelbergCement AG	1,380	88,107
Lafarge S.A.	1,380	87,947
Alumina Ltd.	38,740	87,663
Svenska Cellulosa AB — Class B	6,140	86,434
Johnson Matthey plc	2,740	86,401
Eurasian Natural Resources Corp. plc	6,860	86,032
Outokumpu Oyj	6,480	85,846
SSAB AB — Class A	5,720	85,495
Holmen AB — Class B	2,740	85,417
Lonmin plc	3,630	84,582
Akzo Nobel N.V.	1,320	83,272
Lynas Corporation Ltd.*	37,760	80,181
BlueScope Steel Ltd.	61,300	79,218

Total Materials		10,007,130

Information Technology - 6.6%
Dena Company Ltd.	2,700	115,875
Keyence Corp.	400	112,987
Konami Corp.	4,600	108,336
Square Enix Holdings Company Ltd.	5,890	105,648
Yokogawa Electric Corp.	12,300	104,353
United Internet AG	4,940	103,844
Hamamatsu Photonics KK	2,400	103,298
Fujitsu Ltd.	18,000	102,404
Omron Corp.	3,700	102,399
Hoya Corp.	4,600	101,365

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Information Technology - 6.6% (continued)
Citizen Holdings Company Ltd.	16,990	$101,089
Yaskawa Electric Corp.	9,000	100,391
Hitachi High-Technologies Corp.	4,600	100,337
Shimadzu Corp.	11,000	100,292
Nomura Research Institute Ltd.	4,600	100,279
Brother Industries Ltd.	6,790	99,946
Hitachi Ltd.	17,000	99,882
Murata Manufacturing Company Ltd.	1,500	99,683
Yahoo Japan Corp.	290	99,422
Ricoh Company Ltd.	9,000	99,385
FUJIFILM Holdings Corp.	3,200	99,333
Otsuka Corp.	1,600	99,273
NTT Data Corp.	30	99,162
Itochu Techno-Solutions Corp.	2,800	99,020
Trend Micro, Inc.	3,200	98,935
TDK Corp.	1,800	98,603
Seiko Epson Corp.	5,700	98,275
Capital Gemini S.A.	1,670	97,844
Alcatel-Lucent*	16,910	97,799
Rohm Company Ltd.	1,700	97,031
Amadeus IT Holding S.A. — Class A*	4,674	96,998
NICE Systems Ltd.*	2,670	96,131
Oracle Corporation Japan	2,200	95,646
ARM Holdings plc	10,140	95,599
Konica Minolta Holdings, Inc.	11,490	95,482
Dassault Systemes S.A.	1,120	95,360
Canon, Inc.	2,000	94,653
ASM Pacific Technology Ltd.	6,900	94,522
Toshiba Corp.	18,000	94,354
Indra Sistemas S.A.	4,560	94,103
Gree, Inc.	4,300	93,526
Ibiden Company Ltd.	3,000	93,348
Advantest Corp.	5,100	93,251
SAP AG	1,540	93,242
Telefonaktiebolaget LM Ericsson — Class B	6,450	92,991
Infineon Technologies AG ADR	8,270	92,972
Sage Group plc	20,000	92,722
Tokyo Electron Ltd.	1,700	92,280
Atos	1,630	92,096
Hirose Electric Company Ltd.	900	91,895
Neopost S.A.	1,068	91,753
Kyocera Corp.	900	91,112
ASML Holding N.V.	2,460	90,616
Nokia Oyj	13,970	90,560
Computershare Ltd.	9,520	90,560
Nippon Electric Glass Company Ltd.	7,000	89,212
Sumco Corp.	5,300	89,008
Autonomy Corp. plc*	3,230	88,480
STMicroelectronics N.V.	8,550	85,196
Elpida Memory, Inc.*	6,900	80,566
Nintendo Company Ltd.	400	74,877
Foxconn International Holdings Ltd.*	168,850	74,208
NEC Corp.	32,000	72,741
Renewable Energy Corp. ASA*	40,440	69,535

Total Information Technology		6,106,085

Consumer Staples - 6.4%
Foster’s Group Ltd.	20,570	113,610
Suedzucker AG	3,030	107,679
Yamazaki Baking Company Ltd.	8,000	106,925
Unicharm Corp.	2,400	104,639
Shiseido Company Ltd.	5,600	104,272
Metcash Ltd.	22,910	101,964
Yakult Honsha Company Ltd.	3,500	100,950
Nippon Meat Packers, Inc.	7,000	99,994
Aeon Company Ltd.	8,290	99,680
Lawson, Inc.	1,900	99,478
Nisshin Seifun Group, Inc.	7,990	99,447
FamilyMart Company Ltd.	2,700	98,938
L’Oreal S.A.	760	98,710
Asahi Group Holdings Ltd.	4,900	98,298
Jeronimo Martins SGPS S.A.	5,100	97,925
Coca Cola Hellenic Bottling Company S.A.	3,638	97,710
Coca-Cola West Company Ltd.	5,100	97,559
Woolworths Ltd.	3,270	97,316
Kirin Holdings Company Ltd.	7,000	97,298
Wilmar International Ltd.	22,000	97,077
Danone	1,300	96,998
Kao Corp.	3,700	96,975
Parmalat SpA	25,740	96,831
MEIJI Holdings Company Ltd.	2,300	96,708
Seven & I Holdings Company Ltd.	3,600	96,456
Unilever N.V.	2,930	96,052
Heineken N.V.	1,590	95,624
Unilever plc	2,940	94,642
Golden Agri-Resources Ltd.	170,850	94,584
Ajinomoto Company, Inc.	7,990	94,584
Nissin Foods Holdings Company Ltd.	2,600	94,531
Kikkoman Corp.	9,000	94,466
Toyo Suisan Kaisha Ltd.	4,000	94,404
SABMiller plc	2,580	94,025
Pernod-Ricard S.A.	950	93,643
Associated British Foods plc	5,390	93,589
Beiersdorf AG	1,440	93,452
British American Tobacco plc	2,130	93,332
Reckitt Benckiser Group plc	1,690	93,267
Heineken Holding N.V.	1,820	93,118
Coca-Cola Amatil Ltd.	7,600	93,080
Nestle S.A.	1,490	92,593
Kerry Group plc — Class A	2,230	92,217
Aryzta AG	1,720	92,157
Diageo plc	4,490	91,724
Anheuser-Busch InBev N.V. — Class 2	1,580	91,654
WM Morrison Supermarkets plc	19,120	91,312
Swedish Match AB	2,700	90,529
Carlsberg A — Class B	830	90,286
Koninklijke Ahold N.V.	6,700	90,033
Tesco plc	13,850	89,348
Kesko Oyj — Class B	1,920	89,324

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Consumer Staples - 6.4% (continued)
J Sainsbury plc	16,790	$88,726
Carrefour S.A.	2,160	88,712
Imperial Tobacco Group plc	2,670	88,693
Olam International Ltd.	39,970	88,511
Delhaize Group S.A.	1,160	86,973
Metro AG	1,430	86,665
Casino Guichard Perrachon S.A.	910	85,781
Colruyt S.A.	1,660	83,054
Japan Tobacco, Inc.	20	76,890
Lindt & Spruengli AG	20	62,322
Wesfarmers Ltd.	1,350	46,112
Wesfarmers Ltd.-PPS	1,330	46,000
Henkel AG & Company KGaA	800	45,856

Total Consumer Staples		5,985,302

Health Care - 5.5%
Elan Corporation plc*	9,690	112,393
Alfresa Holdings Corp.	2,700	104,639
Olympus Corp.	3,100	104,007
Sysmex Corp.	2,700	101,286
Sonic Healthcare Ltd.	7,280	100,481
Tsumura & Company	3,100	98,963
Coloplast A — Class B	650	98,697
Fresenius Medical Care AG & Co. KGaA	1,320	98,682
Eisai Company Ltd.	2,500	97,354
Sanofi	1,210	97,284
Santen Pharmaceutical Company Ltd.	2,400	97,187
Miraca Holdings, Inc.	2,400	97,037
Synthes, Inc.[1]	550	96,747
Astellas Pharma, Inc.	2,500	96,733
Dainippon Sumitomo Pharma Company Ltd.	10,190	96,578
Ono Pharmaceutical Company Ltd.	1,800	96,143
Cie Generale d’Optique Essilor International S.A.	1,180	95,711
Daiichi Sankyo Company Ltd.	4,900	95,498
Medipal Holdings Corp.	10,790	95,429
Novo Nordisk A — Class B	760	95,379
Otsuka Holdings Company Ltd.	3,600	95,249
Mitsubishi Tanabe Pharma Corp.	5,700	95,230
Kyowa Hakko Kirin Company Ltd.	10,000	95,025
Fresenius SE & Company KGaA	910	94,992
Orion Oyj — Class B	3,680	94,835
Chugai Pharmaceutical Company Ltd.	5,800	94,812
Ramsay Health Care Ltd.	4,860	94,756
Merck KGaA	870	94,551
Shire plc	3,030	94,525
Suzuken Company Ltd.	4,100	94,371
GlaxoSmithKline plc ADR	4,400	94,192
Bayer AG	1,170	94,068
Grifols S.A.	4,680	93,933
CSL Ltd.	2,640	93,601
Hisamitsu Pharmaceutical Company, Inc.	2,200	93,597
Shionogi & Company Ltd.	5,700	93,106
QIAGEN N.V.*	4,840	92,792
Takeda Pharmaceutical Company Ltd.	2,000	92,292
Getinge AB — Class B	3,420	91,801
Terumo Corp.	1,700	91,541
Smith & Nephew plc	8,570	91,456
AstraZeneca plc	1,830	91,272
William Demant Holding A*	1,010	91,152
Novartis AG	1,480	90,652
Roche Holding AG	540	90,364
Taisho Pharmaceutical Company Ltd.	4,000	89,932
UCB S.A.	2,000	89,870
Teva Pharmaceutical Industries Ltd.	1,860	89,436
Actelion Ltd.	1,760	86,681
Cochlear Ltd.	1,120	86,482
Lonza Group AG	1,100	86,085
Sonova Holding AG	910	84,961
Straumann Holding AG	350	84,295
Celesio AG	3,980	79,363

Total Health Care		5,087,498

Utilities - 5.0%
Chubu Electric Power Company, Inc.	6,090	118,767
Tohoku Electric Power Company, Inc.	8,190	118,112
Chugoku Electric Power Company, Inc.	6,790	117,405
Kyushu Electric Power Company, Inc.	6,290	113,057
Kansai Electric Power Company, Inc.	5,600	111,297
Electric Power Development Company Ltd.	4,100	110,770
Toho Gas Company Ltd.	20,000	108,068
Hokuriku Electric Power Co.	5,600	106,706
Shikoku Electric Power Company, Inc.	4,700	106,546
Hokkaido Electric Power Company, Inc.	6,400	106,289
Gas Natural SDG S.A.	5,030	105,371
Cheung Kong Infrastructure Holdings Ltd.	20,000	103,833
Public Power Corp. S.A.	7,200	103,163
Osaka Gas Company Ltd.	27,000	102,292
Power Assets Holdings Ltd.	13,490	102,106
Tokyo Electric Power Company, Inc.	24,580	99,535
Tokyo Gas Company Ltd.	22,000	99,199
Enagas S.A.	4,050	98,144
AGL Energy Ltd.	6,230	97,881
SP AusNet — Class Miscellaneous	96,240	97,535
CLP Holdings Ltd.	10,990	97,377
Snam Rete Gas SpA	16,190	95,889
Iberdrola S.A.	10,726	95,462
E.ON AG	3,360	95,433
Red Electrica Corp. S.A.	1,580	95,377
Iberdrola Renovables S.A.	21,550	95,194
GDF Suez	2,600	95,151
Centrica plc	18,250	94,655

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Utilities - 5.0% (continued)
Enel Green Power SpA	34,190	$94,307
Scottish & Southern Energy plc	4,210	94,111
International Power plc ADR	18,200	93,957
Acciona S.A.	880	93,405
Hong Kong & China Gas Company Ltd.	40,960	93,061
Verbund AG	2,130	92,669
EDF S.A.	2,350	92,374
EDP Renovaveis S.A.*	13,980	92,227
EDP — Energias de Portugal S.A. ADR	25,670	91,169
National Grid plc	9,270	91,041
Terna Rete Elettrica Nazionale SpA	19,550	90,896
Enel SpA	13,900	90,792
Severn Trent plc	3,830	90,411
Suez Environnement Co.	4,516	90,084
United Utilities Group plc	9,330	89,609
Veolia Environnement S.A.	3,160	89,134
A2A SpA	56,420	87,876
Contact Energy Ltd.*	19,320	85,792
Fortum Oyj	2,850	82,539
RWE AG	800	44,359

Total Utilities		4,660,427

Energy - 3.8%
Galp Energia SGPS S.A. — Class B	4,510	107,591
OMV AG	2,300	100,482
TonenGeneral Sekiyu KK	8,000	98,180
JX Holdings, Inc.	14,590	97,683
Repsol YPF S.A.	2,800	97,211
SBM Offshore N.V.	3,630	96,021
John Wood Group plc	9,230	95,833
Idemitsu Kosan Company Ltd.	900	95,696
Technip S.A.	890	95,421
Total S.A.	1,645	95,138
ENI SpA	3,980	94,139
Cie Generale de Geophysique — Veritas*	2,550	93,931
BG Group plc	4,130	93,714
Japan Petroleum Exploration Co.	2,000	93,535
Saipem SpA	1,810	93,446
Origin Energy Ltd.	5,460	92,459
Seadrill Ltd.	2,625	92,413
Subsea 7 S.A.	3,600	92,034
Statoil ASA	3,620	91,673
BP plc	12,390	91,183
Cosmo Oil Company Ltd.	32,000	90,628
Showa Shell Sekiyu KK	9,790	90,476
WorleyParsons Ltd.	2,980	90,252
Tenaris S.A.	3,940	89,993
Transocean Ltd.	1,380	89,779
Santos Ltd.	6,060	87,997
Fugro N.V.	1,220	87,968
Petrofac Ltd.	3,620	87,893
Cairn Energy plc*	13,150	87,533
AMEC plc	5,010	87,393
Neste Oil Oyj	5,520	86,536
Aker Solutions ASA	4,320	86,494
Tullow Oil plc	4,306	85,616
Woodside Petroleum Ltd.	1,920	84,423
Essar Energy plc*	12,730	83,573
Caltex Australia Ltd.	6,340	79,960
Paladin Energy Ltd.*	28,410	76,780
Inpex Corp.	10	73,536
Royal Dutch Shell plc — Class B	1,300	46,397
Royal Dutch Shell plc — Class A	1,300	46,271

Total Energy		3,547,281

Telecommunication Services - 3.3%
PCCW Ltd.	247,790	106,673
Mobistar S.A.	1,330	101,030
Iliad S.A.	750	100,642
Deutsche Telekom AG	6,410	100,535
Belgacom S.A.	2,740	97,731
Telecom Corporation of New Zealand Ltd.	47,910	97,443
Telefonica S.A.	3,948	96,532
Tele2 AB — Class B	4,880	96,431
Swisscom AG	210	96,283
Nippon Telegraph & Telephone Corp.	2,000	96,019
TDC A/S	10,500	95,824
StarHub Ltd.	41,960	95,309
Singapore Telecommunications Ltd.	36,970	95,111
Bezeq The Israeli Telecommunication Corporation Ltd.	37,570	94,676
Koninklijke KPN N.V.	6,500	94,547
Softbank Corp.	2,500	94,094
Telekom Austria AG ADR	7,370	94,056
BT Group plc	28,900	93,450
Elisa Oyj*	4,330	93,250
Telenor ASA	5,650	92,541
Telstra Corporation Ltd.	29,640	91,865
Vodafone Group plc	34,350	91,119
TeliaSonera AB ADR	12,260	89,928
NTT DoCoMo, Inc.	50	88,814
France Telecom S.A.	4,170	88,685
Cellcom Israel Ltd.	3,150	87,480
Hellenic Telecommunications Organization S.A.	9,350	87,188
Portugal Telecom SGPS S.A.	8,740	86,659
Millicom International Cellular S.A.	830	86,598
Inmarsat plc	9,620	85,756
Partner Communications Company Ltd.	5,580	84,133
KDDI Corp.	10	71,673
Telecom Italia SpA	33,670	46,851
Telecom Italia SpA-RSP	39,030	45,423

Total Telecommunication Services		3,064,349

Total Common Stocks (Cost $87,230,447)		87,328,225

PREFERRED STOCKS† - 0.2%
Volkswagen AG	270	55,739
Bayerische Motoren Werke AG	800	50,856

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
PREFERRED STOCKS† - 0.2% (continued)
Henkel AG & Company KGaA	$670	$46,513
RWE AG	870	44,405

Total Preferred Stocks (Cost $181,112)		197,513

RIGHTS†† - 0.0%
Banca Monte dei Paschi di Siena SpA
Expires 07/11/11	76,137	5,852
Eurazeo
Expires 12/30/11	1,310	2,242
Rolls-Royce Group plc
Expires 07/06/11[2]	900,000	1,444
Banco Popular Espanol S.A.
Expires 07/20/11	16,580	1,202
Criteria Caixacorp S.A.
Expires 08/01/11†	13,120	990
Olam International Ltd.
Expires 12/30/11[2]	1,816	—
Newton Resources Ltd
Expires 07/22/11[2]	1,112	—

Total Rights (Cost $18,811)		11,730

EXCHANGE TRADED FUNDS† - 4.5%
iShares MSCI EAFE Index Fund	56,200	$3,379,868
iShares MSCI Japan Index Fund	60,800	634,144
iShares MSCI Singapore Index Fund	4,800	65,904
iShares MSCI Hong Kong Index Fund	3,500	64,820

Total Exchange Traded Funds (Cost $4,146,707)		4,144,736

SHORT TERM INVESTMENTS†† - 0.8%
State Street General Account U.S. Government Fund	698,568	698,568

Total Short Term Investments
(Cost $698,568)		698,568

Total Investments - 99.6%
(Cost $92,275,645)		$92,380,772

Cash & Other Assets Less Liabilities - 0.4%		347,700

Total Net Assets - 100.0%		$92,728,472

Country Diversification

		% of Common
Country	Value	Stocks

Japan	$31,230,567	34%
United Kingdom	9,220,647	10%
France	6,740,225	7%
Australia	6,335,651	7%
Germany	4,309,712	5%
United States	4,241,483	5%
Hong Kong	3,231,980	4%
Other	26,162,696	28%

Total Investments	$91,472,961	100%
The chart above reflects percentages of the value of common stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $96,747 (cost $91,844), or 0.1% of total net assets.

2	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $1,444 (cost $7,187), or 0.00% of total net assets.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 94.7%
Information Technology — 24.1%
Alliance Data Systems Corp.*	3,700	$348,059
Cadence Design Systems, Inc.*	30,520	322,291
Solera Holdings, Inc.	5,330	315,323
TIBCO Software, Inc.*	8,700	252,474
SYNNEX Corp.*	7,130	226,021
Nuance Communications, Inc.*	10,405	223,395
Sourcefire, Inc.*	7,350	218,442
Nanometrics, Inc.*	10,990	208,700
Opnet Technologies, Inc.	4,950	202,653
Informatica Corp.*	3,340	195,156
Netgear, Inc.*	4,350	190,182
FLIR Systems, Inc.	5,250	176,978
Ciena Corp.*	9,000	165,420
Rofin-Sinar Technologies, Inc.*	4,710	160,846
Harmonic, Inc.*	21,350	154,361
Newport Corp.*	8,300	150,811
Lattice Semiconductor Corp.*	22,600	147,352
Riverbed Technology, Inc.*	3,710	146,879
MEMC Electronic Materials, Inc.*	15,800	134,774
VanceInfo Technologies, Inc. ADR*	5,600	129,416
SolarWinds, Inc.*	4,520	118,153
Acme Packet, Inc.*	1,500	105,195
Meru Networks, Inc.*	5,930	71,219
Oclaro, Inc.*	7,500	50,400

Total Information Technology		4,414,500

Consumer Discretionary — 18.8%
Tempur-Pedic International, Inc.*	5,850	396,747
Jarden Corp.	9,065	312,833
Life Time Fitness, Inc.*	6,520	260,213
Penn National Gaming, Inc.*	5,925	239,014
Select Comfort Corp.*	12,560	225,829
Gentex Corp.	6,700	202,541
Phillips-Van Heusen Corp.	3,050	199,683
Lamar Advertising Co. — Class A*	6,140	168,052
Hanesbrands, Inc.*	5,490	156,739
Monro Muffler Brake, Inc.	4,075	151,957
SodaStream International Ltd.*	2,475	150,505
Lennar Corp. — Class A	7,450	135,218
MDC Partners, Inc. — Class A	7,400	133,644
Vail Resorts, Inc.	2,775	128,261
Gaylord Entertainment Co.*	4,200	126,000
ANN, Inc.*	4,760	124,236
Jos A. Bank Clothiers, Inc.*	2,360	118,024
Cost Plus, Inc.*	11,240	112,400
Harman International Industries, Inc.	2,270	103,444

Total Consumer Discretionary		3,445,340

Industrials — 17.4%
WABCO Holdings, Inc.*	5,580	385,355
Interface, Inc. — Class A	17,680	342,462
Navistar International Corp.*	5,750	324,645
IDEX Corp.	6,500	298,025
BE Aerospace, Inc.*	6,640	270,979
Regal-Beloit Corp.	3,490	233,027
Wabtec Corp.	3,150	207,018
Roper Industries, Inc.	2,260	188,258
Towers Watson & Co. — Class A	2,800	183,988
Pall Corp.	3,240	182,185
Aecom Technology Corp.*	6,410	175,249
Kansas City Southern*	2,945	174,727
Pentair, Inc.	3,290	132,784
A123 Systems, Inc.*	16,900	89,908

Total Industrials		3,188,610

Health Care — 16.1%
Endo Pharmaceuticals Holdings, Inc.*	6,590	264,720
Endologix, Inc.*	27,700	257,610
Hill-Rom Holdings, Inc.	5,570	256,443
Health Management Associates, Inc. — Class A*	23,320	251,390
Hologic, Inc.*	11,590	233,770
Mednax, Inc.*	3,120	225,233
Integra LifeSciences Holdings Corp.*	4,230	202,236
Natus Medical, Inc.*	12,540	189,981
SonoSite, Inc.*	4,710	165,651
Perrigo Co.	1,850	162,560
Halozyme Therapeutics, Inc.*	23,440	161,970
Haemonetics Corp.*	2,155	138,717
BioMarin Pharmaceutical, Inc.*	5,000	136,050
Teleflex, Inc.	1,830	111,740
CardioNet, Inc.*	12,550	66,640
Momenta Pharmaceuticals, Inc.*	3,300	64,218
Angiodynamics, Inc.*	4,260	60,620

Total Health Care		2,949,549

Energy — 6.1%
Oil States International, Inc.*	5,310	424,322
Superior Energy Services, Inc.*	6,830	253,666
Plains Exploration & Production Co.*	6,250	238,250
CARBO Ceramics, Inc.	1,200	195,540

Total Energy		1,111,778

Materials — 5.2%
Solutia, Inc.*	9,600	219,360
Kaiser Aluminum Corp.	3,590	196,086
CF Industries Holdings, Inc.	1,300	184,171
Silgan Holdings, Inc.	4,420	181,087
Cliffs Natural Resources, Inc.	1,760	162,712

Total Materials		943,416

Financials — 4.3%
Discover Financial Services	9,000	240,750
Commerce Bancshares, Inc.	5,311	228,373
HCC Insurance Holdings, Inc.	5,530	174,195
Stifel Financial Corp.*	4,005	143,619

Total Financials		786,937

Utilities — 1.8%
NorthWestern Corp.	5,050	167,205
ITC Holdings Corp.	2,270	162,918

Total Utilities		330,123

Telecommunication Services — 0.9%
SBA Communications Corp. — Class A*	4,450	169,946

Total Common Stocks
(Cost $12,728,393)		17,340,199

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† — 2.2%
iShares Russell 2000 Growth Index Fund	4,250	$403,113

Total Exchange Traded Funds
(Cost $395,299)		403,113

Total Investments — 96.9%
(Cost $13,123,692)	$17,743,312

Cash & Other Assets Less Liabilities — 3.1%	562,420

Total Net Assets — 100.0%	$18,305,732

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
COMMON STOCKS† — 98.8%
Industrials — 19.4%
GeoEye, Inc.*	9,250	$345,950
General Cable Corp.*	5,450	232,061
Force Protection, Inc.*	45,330	225,063
Ameron International Corp.	3,390	222,655
ICF International, Inc.*	8,710	221,060
Insituform Technologies, Inc. — Class A*	10,050	210,748
Great Lakes Dredge & Dock Corp.	35,060	195,635
FTI Consulting, Inc.*	5,060	191,976
Saia, Inc.*	11,300	191,535
Orbital Sciences Corp.*	10,966	184,777
EnergySolutions, Inc.	36,818	181,881
Navigant Consulting, Inc.*	14,450	151,581
Celadon Group, Inc.*	8,962	125,110
United Stationers, Inc.	1,862	65,971
Insperity, Inc.	741	21,941

Total Industrials		2,767,944

Financials — 17.2%
Hanover Insurance Group, Inc.	11,040	416,318
Horace Mann Educators Corp.	16,560	258,502
Transatlantic Holdings, Inc.	4,455	218,340
Cedar Shopping Centers, Inc.	42,120	216,918
1st Source Corp.	9,170	190,186
Reinsurance Group of America, Inc. — Class A	2,970	180,754
SeaBright Holdings, Inc.	17,376	172,022
Employers Holdings, Inc.	6,790	113,868
Lexington Realty Trust	11,840	108,099
Heritage Financial Corp.	7,620	98,527
Solar Senior Capital Ltd.	5,106	91,653
Fifth Street Finance Corp.	7,040	81,664
Ocwen Financial Corp.*	6,170	78,729
Endurance Specialty Holdings Ltd.	1,670	69,021
Bancfirst Corp.	1,684	65,002
First Marblehead Corp.*	29,401	52,040
Redwood Trust, Inc.	2,940	44,453

Total Financials		2,456,096

Information Technology — 16.4%
Standard Microsystems Corp.*	12,623	340,695
IXYS Corp.*	21,780	326,264
Maxwell Technologies, Inc.*	15,120	244,793
Insight Enterprises, Inc.*	13,330	236,074
Global Cash Access Holdings, Inc.*	60,210	191,468
Satyam Computer Services Ltd. ADR*	46,798	173,153
Power-One, Inc.*	20,163	163,320
Digi International, Inc.*	12,457	161,941
Intermec, Inc.*	12,450	137,448
Harmonic, Inc.*	17,180	124,211
Perficient, Inc.*	9,900	101,574
Symmetricom, Inc.*	12,320	71,826
Methode Electronics, Inc.	3,385	39,300
Euronet Worldwide, Inc.*	2,379	36,660

Total Information Technology		2,348,727

Consumer Discretionary — 16.3%
Cabela’s, Inc.*	15,339	416,454
Chico’s FAS, Inc.	21,190	322,724

International Speedway Corp. — Class A	8,920	253,417
DeVry, Inc.	4,180	247,163
Penn National Gaming, Inc.*	5,110	206,138
Smith & Wesson Holding Corp.*	59,210	177,630
Maidenform Brands, Inc.*	6,120	169,279
MDC Partners, Inc. — Class A	9,149	165,231
Brown Shoe Company, Inc.	12,834	136,682
Scholastic Corp.	3,480	92,568
Hanesbrands, Inc.*	3,160	90,218
Fred’s, Inc. — Class A	3,000	43,290

Total Consumer Discretionary		2,320,794

Energy — 14.1%
Global Industries Ltd.*	59,352	325,249
Tesco Corp.*	14,210	275,816
Parker Drilling Co.*	46,010	269,158
Gulfport Energy Corp.*	9,005	267,358
Abraxas Petroleum Corp.*	53,460	204,752
Kodiak Oil & Gas Corp.*	32,076	185,079
Resolute Energy Corp.*	8,500	137,360
Goodrich Petroleum Corp.*	6,684	123,052
Petroleum Development Corp.*	3,660	109,471
USEC, Inc.*	32,640	109,018

Total Energy		2,006,313

Materials — 6.7%
Myers Industries, Inc.	22,920	235,618
Zoltek Companies, Inc.*	16,130	169,849
A. Schulman, Inc.	6,520	164,239
Landec Corp.*	20,463	135,056
TPC Group, Inc.*	2,420	94,912
HB Fuller Co.	3,667	89,548
Louisiana-Pacific Corp.*	8,217	66,886

Total Materials		956,108

Consumer Staples — 4.3%
Spartan Stores, Inc.	9,830	191,980
Winn-Dixie Stores, Inc.*	18,510	156,410
Orchids Paper Products Co.	10,734	135,785
Smart Balance, Inc.*	25,750	133,385

Total Consumer Staples		617,560

Health Care — 2.5%
ICU Medical, Inc.*	5,100	222,870
Mednax, Inc.*	1,860	134,273

Total Health Care		357,143

Utilities — 1.9%
Black Hills Corp.	7,120	214,241
MDU Resources Group, Inc.	2,606	58,635

Total Utilities		272,876

Total Common Stocks
(Cost $13,175,600)		14,103,561

CONVERTIBLE PREFERRED STOCKS†† — 0.0%
Thermoenergy Corp.*,1,2	6,250	4,015

Total Convertible Preferred Stocks
(Cost $5,968)		4,015

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

	Shares	Value
WARRANTS†† — 0.0%
Industrials — 0.0%
Thermoenergy Corp.
$0.30, 07/31/15[1]	100,000	5,080

Total Warrants
(Cost $9,032)		5,080

Total Investments — 98.8%
(Cost $13,190,600)		$14,112,656

Cash & Other Assets Less Liabilities — 1.2%		165,109

Total Net Assets — 100.0%		$14,277,765

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2011. The total market value of fair valued securities amounts to $9,095 (cost $15,000), or 0.1% of total net assets.

2	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR	American Depositary Receipt

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund or control of or by or common control under Guggenheim Partners. LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2011 in which the portfolio company is an “affiliated person” are as follows:
Affiliated Transactions

		Value			Value	Shares	Investment
Fund	Security	9/30/2010	Additions	Reductions	6/30/2011	6/30/2011	Income

Alpha Opportunity Fund	Exchange Traded Fund:
	Guggenheim Timber ETF	$48,887	$110,262	$(157,636)	$—	—	$—

Mid Cap Value Fund	Common Stock:
	IXYS Corp.	22,347,000	765,600	—	35,952,000	2,400,000	—
	Maxwell Technologies, Inc.	21,691,467	330,400	—	24,361,093	1,504,700	—

	Total	44,038,467	1,096,000	—	60,313,093		—

Mid Cap Value Institutional Fund	Common Stock:
	Hydrogen Corp	3,924	—	—	21,517	1,265,700	—

	Total	3,924	—	—	21,517		—
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total

Assets

All Cap Value Fund	$3,344,221	$—	$—	$—	$3,344,221
Alpha Opportunity Fund	12,952,659	113,310	1,765,651	—	14,831,620
Large Cap Concentrated Growth Fund	39,015,067	—	—	—	39,015,067
Large Cap Core Fund	193,099,500	—	—	—	193,099,500
Mid Cap Value Fund	1,463,429,938	—	71,560,049	—	1,534,989,987
Mid Cap Value Institutional Fund	605,980,658	—	5,101,315	—	611,081,973
MSCI EAFE Equal Weight Fund	91,671,464	—	709,308	—	92,380,772
Small Cap Growth Fund	17,743,312	—	—	—	17,743,312
Small Cap Value Fund	14,103,561	—	9,095	—	14,112,656

Liabilities

All Cap Value Fund	$2,040	$—	$—	$—	$2,040
Alpha Opportunity Fund	143,320	—	—	7,341,377	7,484,697
Mid Cap Value Fund	1,011,900	—	—	—	1,011,900
Mid Cap Value Institutional Fund	410,000	—	—	—	410,000

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:
LEVEL 3 — Fair value measurement using significant unobservable inputs

	Securities Sold Short	Total

Alpha Opportunity Fund
Liabilities:
Beginning Balance	$(7,341,377)	$(7,341,377)
Total realized gains or losses included in earnings	—	—
Total change in unrealized gains or losses included in earnings	—	—
Purchases, sales, issuances, and settlements (net)		—

Transfers in and/or out of Level 3	—	—

Ending Balance	$(7,341,377)	$(7,341,377)

3. Repurchase Agreements
Information related to repurchase agreements as of June 30, 2011, was as follows:

		Terms of		Repurchase	Collateral	Collateral	Collateral	Collateral
Fund	Counterparty	Agreement	Face Value	Price	Type	Rate	Maturity	Value

Alpha Opportunity Fund	State Street	0.01% due 07/01/11	$751,405	$751,405	U.S. Treasury Note	0.00%	8/11/2011	$774,982

								774,982

Mid Cap Value Fund	UMB Financial Corp	0.01% due 07/01/11	$60,553,000	$60,553,017	Federal Home Loan Bank	1.13%	12/9/2011	21,106,607
					Federal Home Loan Bank	1.13%	3/9/2012	15,046,944
					Ginne Mae	3.00%	6/20/2038	14,997,965

								51,151,516

4. Options Written
Information as to options written by the Funds during the period ended June 30, 2011, and options outstanding at period end is provided below:

	Number of	Premium
All Cap Value Fund Written Call Options	Contracts	Amount

Balance at September 30, 2010	—	$—
Options written	62	5,787
Options terminated in closing purchase transactions	(41)	(3,813)
Options expired	(10)	(906)
Options exercised	(11)	(1,068)

Balance at June 30, 2011	—	$—

	Number of	Premium
All Cap Value Fund Written Put Options	Contracts	Amount

Balance at September 30, 2010	8	$1,057
Options written	13	3,048
Options terminated in closing purchase transactions	—	—
Options expired	(11)	(1,396)
Options exercised	(4)	(1,351)

Balance at June 30, 2011	6	$1,358

	Number of	Premium
Mid Cap Value Fund Written Call Options	Contracts	Amount

Balance at September 30, 2010	4,000	$520,297
Options written	14,665	1,354,586
Options terminated in closing purchase transactions	—	—
Options expired	(9,252)	(803,561)
Options exercised	(9,413)	(1,071,322)

Balance at June 30, 2011	—	$—

	Number of	Premium
Mid Cap Value Fund Written Put Options	Contracts	Amount

Balance at September 30, 2010	8,745	$1,059,209
Options written	7,338	1,433,704
Options terminated in closing purchase transactions	—	—
Options expired	(10,048)	(1,206,445)
Options exercised	(1,500)	(506,990)

Balance at June 30, 2011	4,535	$779,478

	Number of	Premium
Mid Cap Value Institutional Fund Written Call Options	Contracts	Amount

Balance at September 30, 2010	1,400	$182,102
Options written	5,949	548,527
Options terminated in closing purchase transactions	—	—
Options expired	(3,760)	(325,904)
Options exercised	(3,589)	(404,725)

Balance at June 30, 2011	—	$—

	Number of	Premium
Mid Cap Value Institutional Fund Written Put Options	Contracts	Amount

Balance at September 30, 2010	3,274	$397,441
Options written	2,947	571,360
Options terminated in closing purchase transactions	—	—
Options expired	(3,796)	(456,425)
Options exercised	(580)	(196,036)

Balance at June 30, 2011	1,845	$316,340

	Number of	Premium
Small Cap Value Fund Written Call Options	Contracts	Amount

Balance at September 30, 2010	—	$—
Options written	148	13,698
Options terminated in closing purchase transactions	—	—
Options expired	(148)	(13,698)

Balance at June 30, 2011	—	$—

	Number of	Premium
Small Cap Value Fund Written Put Options	Contracts	Amount

Balance at September 30, 2010	17	$1,946
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(17)	(1,946)
Options exercised	—	—

Balance at June 30, 2011	—	$—

5. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from brokerdealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market

NOTES TO FINANCIAL STATEMENTS (Unaudited)
quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	August 15, 2011

By:	/s/ NIKOLAOS BONOS Nikolaos Bonos, Vice President & Treasurer

Date:	August 15, 2011